Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 4.9%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: Interest Only:(1) Series 2770, Class SH, 1.648%, (6.986% - 30-day SOFR Average), 3/15/34(2)	$529	$ 58,784
Federal National Mortgage Association:
Series 2023-54, Class C, 6.50%, 11/25/53(3)	7,070	7,577,087
Interest Only:(1)
Series 2010-109, Class PS, 1.138%, (6.486% - 30-day SOFR Average), 10/25/40(2)	1,172	92,487
Series 2018-21, Class IO, 3.00%, 4/25/48	7,643	1,230,279
Government National Mortgage Association:
Series 2023-148, Class HL, 6.50%, 10/20/53(3)	7,070	7,466,890
Sereis 2023-151, Class GL, 6.50%, 10/20/53(3)	5,096	5,382,949
Series 2023-155, Class CH, 6.50%, 10/20/53(3)	19,303	20,431,067
Series 2023-165, Class EY, 6.50%, 11/20/53(3)	35,330	37,413,486
Series 2023-169, Class JW, 6.50%, 11/20/53(3)	3,600	3,820,834
Series 2024-1, Class GL, 6.00%, 1/20/54(3)	3,616	3,797,083
Series 2024-3, Class CY, 6.00%, 1/20/54(3)	1,516	1,591,856
Series 2024-6, Class CB, 6.00%, 1/20/54(3)	6,573	6,902,304
Series 2024-6, Class LB, 6.00%, 1/20/54(3)	1,288	1,352,517
Series 2024-25, Class GL, 6.00%, 2/20/54	2,208	2,270,825
PNMAC GMSR Issuer Trust, : 2024 Participation, 11.093%, (30-day SOFR Average + 5.75%), 12/24/24(4)	5,521	5,538,238
Unison Trust, : Series 2021-1, Class A, 4.50%, 4/25/50(5)(6)	44,315	40,835,211
Total Collateralized Mortgage Obligations (identified cost $150,766,776)		$ 145,761,897

Common Stocks — 8.0%
Security	Shares	Value
Belgium — 0.1%
Cenergy Holdings SA	226,100	$ 2,365,741
		$ 2,365,741
Bulgaria — 0.3%
Eurohold Bulgaria AD(7)	10,954,272	$ 9,019,147
		$ 9,019,147
Cyprus — 0.8%
Bank of Cyprus Holdings PLC	5,391,218	$ 24,416,127
Security	Shares	Value
Cyprus (continued)
Galaxy Cosmos Mezz PLC	48,440	$ 38,680
Sunrisemezz PLC	272,828	98,443
		$ 24,553,250
Georgia — 2.1%
Bank of Georgia Group PLC	396,817	$ 23,328,561
Georgia Capital PLC(7)	1,038,261	14,250,777
TBC Bank Group PLC	592,668	23,636,920
		$ 61,216,258
Greece — 2.0%
Alpha Services and Holdings SA	1,820,600	$ 3,359,169
Athens International Airport SA	45,135	389,181
Eurobank Ergasias Services and Holdings SA, Class A	3,074,700	7,044,965
Hellenic Telecommunications Organization SA	325,212	5,343,151
Ideal Holdings SA	45,400	289,332
JUMBO SA	203,438	5,451,826
Metlen Energy & Metals SA	145,257	5,740,482
Motor Oil (Hellas) Corinth Refineries SA	109,300	2,786,038
National Bank of Greece SA	837,127	7,348,560
OPAP SA	233,095	4,064,928
Optima bank SA	186,213	2,464,586
Piraeus Financial Holdings SA	3,371,096	14,242,734
Public Power Corp. SA	186,100	2,370,789
		$ 60,895,741
Iceland — 0.3%
Arion Banki Hf.(5)	1,970,378	$ 1,891,743
Eik fasteignafelag Hf.	6,056,328	433,125
Eimskipafelag Islands Hf.	483,446	1,229,220
Hagar Hf.	1,926,423	1,176,444
Heimar Hf.(7)	2,864,793	521,154
Islandsbanki Hf.	1,104,783	822,060
Reitir fasteignafelag Hf.	1,754,792	1,089,312
Siminn Hf.	3,351,976	227,683
		$ 7,390,741
Poland — 1.7%
Alior Bank SA	59,176	$ 1,418,417
Allegro.eu SA(5)(7)	294,929	2,709,224
Asseco Poland SA	42,070	891,682
Bank Millennium SA(7)	477,695	1,095,155
Bank Polska Kasa Opieki SA	94,182	3,815,417
Budimex SA	9,082	1,461,576
CCC SA(7)	33,159	1,054,286
CD Projekt SA	33,590	1,348,352

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Poland (continued)
Cyfrowy Polsat SA(7)	151,811	$ 496,641
Dino Polska SA(5)(7)	25,053	2,226,521
Enea SA(7)	222,799	619,697
Eurocash SA(7)	55,088	162,700
Grupa Azoty SA(7)	39,290	178,919
Grupa Kety SA	7,717	1,600,804
Jastrzebska Spolka Weglowa SA(7)	26,476	178,257
KGHM Polska Miedz SA	71,447	2,456,137
KRUK SA	13,445	1,504,776
LPP SA	555	2,127,839
mBank SA(7)	10,885	1,711,180
Orange Polska SA	448,528	898,669
ORLEN SA	308,345	5,027,890
PGE Polska Grupa Energetyczna SA(7)	587,227	1,081,190
Powszechna Kasa Oszczednosci Bank Polski SA	535,521	7,958,605
Powszechny Zaklad Ubezpieczen SA	307,454	3,765,118
Santander Bank Polska SA	23,406	3,084,404
Tauron Polska Energia SA(7)	778,085	745,578
Text SA	12,652	281,842
Warsaw Stock Exchange	22,507	241,010
XTB SA(5)	29,603	471,829
		$ 50,613,715
Spain — 0.0%(8)
AmRest Holdings SE(7)	63,589	$ 396,130
		$ 396,130
United Kingdom — 0.0%(8)
Pepco Group NV(7)(9)	89,246	$ 431,688
Tesnik Cuatro Ltd.(10)	584,285	448,964
		$ 880,652
United States — 0.0%(8)
Titan Cement International SA	7,468	$ 265,823
		$ 265,823
Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC(7)	488,725	$ 1,727,488
Duc Giang Chemicals JSC	238,600	1,061,179
FPT Corp.	1,035,076	5,283,802
FPT Digital Retail JSC(7)	85,200	583,845
Gemadept Corp.	193,900	615,915
Hoa Phat Group JSC(7)	1,959,563	2,116,034
KIDO Group Corp.	46,177	106,652
Masan Group Corp.(7)	167,040	491,194
Mobile World Investment Corp.	711,700	1,802,496
Security	Shares	Value
Vietnam (continued)
Phu Nhuan Jewelry JSC	315,066	$ 1,298,662
Refrigeration Electrical Engineering Corp.	738,787	2,183,622
SSI Securities Corp.(7)	280,688	354,602
Vietnam Dairy Products JSC	389,696	1,105,319
Vingroup JSC(7)	513,852	861,842
		$ 19,592,652
Total Common Stocks (identified cost $188,212,510)		$ 237,189,850

Convertible Bonds — 0.2%
Security	Principal Amount (000's omitted)		Value
China — 0.0%(8)
Sunac China Holdings Ltd., 1.00% PIK, 9/30/32(9)	USD	900	$ 58,948
			$ 58,948
India — 0.2%
Sammaan Capital Ltd., 4.50%, 9/28/26(9)	USD	4,605	$ 4,539,056
			$ 4,539,056
Total Convertible Bonds (identified cost $5,403,192)			$ 4,598,004

Foreign Corporate Bonds — 4.7%
Security	Principal Amount (000's omitted)		Value
China — 0.1%
KWG Group Holdings Ltd., 7.875%, 8/30/24(11)	USD	2,385	$ 156,307
Shimao Group Holdings Ltd., 5.60%, 7/15/26(9)(11)	USD	7,800	436,644
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(9)(12)	USD	746	95,135
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(9)(12)	USD	747	85,703
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(9)(12)	USD	1,496	157,073
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(9)(12)	USD	2,247	224,100
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(9)(12)	USD	2,249	200,641
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(9)(12)	USD	1,058	89,027

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
China (continued)
Times China Holdings Ltd.:
5.55%, 6/4/24(9)(11)	USD	6,284	$ 176,769
6.75%, 7/16/23(9)(11)	USD	4,471	128,541
			$ 1,749,940
Georgia — 1.3%
Bank of Georgia JSC:
9.50% to 7/16/29(5)(13)(14)	USD	480	$ 469,080
9.50% to 7/16/29(9)(13)(14)	USD	28,030	27,369,613
TBC Bank JSC, 10.25% to 7/30/29(9)(13)(14)	USD	11,120	10,937,326
			$ 38,776,019
Hungary — 0.1%
MBH Bank Nyrt, 8.625% to 10/19/26, 10/19/27(9)(14)	EUR	3,382	$ 3,873,008
			$ 3,873,008
Iceland — 0.0%
Wow Air Hf.:
0.00%(10)(11)(13)	EUR	121	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(10)(11)(13)	EUR	5,500	0
			$ 0
India — 0.0%(8)
Vedanta Resources Finance II PLC, 13.875%, 1/21/27(9)	USD	1,041	$ 1,050,048
			$ 1,050,048
Kazakhstan — 0.7%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(5)	KZT	10,204,000	$ 21,494,823
			$ 21,494,823
Mexico — 0.0%(8)
Alpha Holding SA de CV:
9.00%, 2/10/25(9)(11)	USD	5,542	$ 30,317
10.00%, 12/19/22(9)(11)	USD	2,697	40,454
Grupo Kaltex SA de CV, 14.50%, (13.00% cash and 1.50% PIK), 9/30/25(5)	USD	2,068	1,634,154
			$ 1,704,925
Security	Principal Amount (000's omitted)		Value
Moldova — 0.0%(8)
Aragvi Finance International DAC, 8.45%, 4/29/26(9)	USD	562	$ 504,496
			$ 504,496
Paraguay — 0.4%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	86,780,460	$ 12,590,715
			$ 12,590,715
Saint Lucia — 0.0%(8)
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	USD	70	$ 69,708
			$ 69,708
Supranational — 0.4%
European Bank for Reconstruction & Development:
17.20%, 4/9/26(9)	USD	8,700	$ 8,766,537
17.35%, 3/1/27(9)	USD	3,200	3,170,266
			$ 11,936,803
Tunisia — 0.1%
Tunisian Republic, 3.28%, 8/9/27	JPY	400,000	$ 2,033,542
			$ 2,033,542
Uzbekistan — 0.7%
International Finance Corp., 16.00%, 2/21/25	UZS	25,000,000	$ 1,957,082
Ipoteka-Bank ATIB, 20.50%, 4/25/27(9)	UZS	228,330,000	17,992,843
			$ 19,949,925
Venezuela — 0.9%
Petroleos de Venezuela SA:
5.375%, 4/12/27(9)(11)	USD	46,256	$ 5,260,983
5.50%, 4/12/37(9)(11)	USD	16,311	1,835,022
6.00%, 10/28/22(9)(11)	USD	12,417	1,241,685
6.00%, 5/16/24(9)(11)	USD	44,365	5,235,088
6.00%, 11/15/26(9)(11)	USD	20,745	2,385,700
8.50%, 10/27/20(9)(11)	USD	2,709	2,464,735
9.00%, 11/17/21(9)(11)	USD	19,680	2,371,440
9.75%, 5/17/35(9)(11)	USD	23,898	2,987,278
12.75%, 2/17/22(9)(11)	USD	13,058	1,795,516
			$ 25,577,447
Total Foreign Corporate Bonds (identified cost $175,626,125)			$ 141,311,399

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Insurance Linked Securities — 1.8%
Security	Shares	Value
1863 Fund Ltd. - Core Nat Cat Fund(10)(15)	12,000	$ 12,000,000
Eden Re II Ltd.:
Series 2021A, 0.00%, 3/21/25(5)(10)(15)(16)	326,007	102,366
Series 2022A, 0.00%, 3/20/26(5)(10)(15)(16)	230,974	159,950
Series 2022B, 0.00%, 3/20/26(5)(10)(15)(16)	463,327	323,448
Series 2024A, 0.00%, 3/17/28(5)(10)(15)(16)	13,000,000	14,134,900
Mt. Logan Re Ltd., Series A-1(7)(10)(15)(17)	8,600	12,768,639
PartnerRe ILS Fund SAC Ltd.(10)(15)(17)	13,000	13,842,400
Sussex Capital Ltd.:
Designated Investment Series 14(7)(10)(15)(17)	1,114	0
Designated Investment Series 14(7)(10)(15)(17)	1,081	0
Series 14, Preference Shares(10)(15)(17)	150	495,586
Total Insurance Linked Securities (identified cost $49,913,499)		$ 53,827,289

Loan Participation Notes — 1.3%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 1.3%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(9)(10)(18)	UZS	158,089,765	$ 12,679,497
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(9)(10)(18)	UZS	331,541,810	26,359,801
Total Loan Participation Notes (identified cost $40,959,960)			$ 39,039,298

Senior Floating-Rate Loans — 1.0%(19)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.5%(8)
Provincia De Neuquen:
Term Loan, 11/1/27(20)	$4,219	$ 4,303,616
Term Loan, 11/1/27(20)	4,962	5,060,733
Term Loan, 11/28/27(20)	4,516	4,561,290
		$ 13,925,639
Borrower/Description	Principal Amount (000's omitted)	Value
Tanzania — 0.5%
Tanzania, Term Loan, 10.695%, (SOFR + 5.45%), 2/27/31	$16,200	$ 16,098,750
		$ 16,098,750
Total Senior Floating-Rate Loans (identified cost $30,125,640)		$ 30,024,389

Sovereign Government Bonds — 51.0%
Security	Principal Amount (000's omitted)		Value
Albania — 1.7%
Albania Government International Bonds:
3.50%, 6/16/27(9)	EUR	304	$ 319,574
3.50%, 11/23/31(9)	EUR	1,254	1,234,873
5.90%, 6/9/28(9)	EUR	19,201	21,432,636
Albanian Government Bonds:
4.30%, 7/10/27	ALL	410,300	4,489,813
4.70%, 2/23/27	ALL	197,200	2,181,027
4.95%, 7/22/29	ALL	559,300	6,132,194
5.25%, 1/26/29	ALL	1,230,400	13,686,531
			$ 49,476,648
Angola — 2.4%
Angola Government International Bonds:
8.75%, 4/14/32(9)	USD	17,010	$ 15,250,553
9.125%, 11/26/49(9)	USD	38,202	31,595,652
9.375%, 5/8/48(9)	USD	27,380	23,084,215
			$ 69,930,420
Argentina — 0.2%
Bonos Para La Reconstruccion De Una Argentina Libre, 3.00%, 5/31/26	USD	9,945	$ 7,374,433
			$ 7,374,433
Armenia — 1.8%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	592,250	$ 1,527,228
9.25%, 4/29/28	AMD	4,567,360	11,708,044
9.60%, 10/29/33	AMD	12,667,730	32,810,537
9.75%, 10/29/50	AMD	1,586,875	4,139,983
9.75%, 10/29/52	AMD	1,720,950	4,474,551
			$ 54,660,343

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Bahamas — 0.5%
Bahamas Government International Bonds:
6.00%, 11/21/28(9)	USD	8,125	$ 7,515,622
8.95%, 10/15/32(9)	USD	6,418	6,369,366
			$ 13,884,988
Barbados — 0.2%
Barbados Government International Bonds, 6.50%, 10/1/29(9)	USD	7,111	$ 6,791,005
			$ 6,791,005
Benin — 2.9%
Benin Government International Bonds:
4.875%, 1/19/32(3)(5)	EUR	184	$ 169,913
4.875%, 1/19/32(3)(9)	EUR	23,792	21,970,562
4.95%, 1/22/35(3)(9)	EUR	28,899	25,024,114
6.875%, 1/19/52(3)(9)	EUR	38,976	33,560,135
7.96%, 2/13/38(3)(9)	USD	4,920	4,597,894
			$ 85,322,618
Cameroon — 2.9%
Republic of Cameroon International Bonds:
5.95%, 7/7/32(9)	EUR	18,669	$ 15,914,674
9.50%, 7/31/31(9)	USD	73,252	70,230,355
			$ 86,145,029
China — 1.3%
China Government Bonds:
2.67%, 11/25/33	CNY	141,300	$ 20,414,015
3.00%, 10/15/53	CNY	120,500	18,788,005
			$ 39,202,020
Colombia — 1.3%
Titulos De Tesoreria B:
3.00%, 3/25/33	COP	41,274,417	$ 8,480,349
3.75%, 2/25/37	COP	114,746,616	23,410,720
4.75%, 4/4/35	COP	30,640,194	7,001,300
			$ 38,892,369
Dominican Republic — 4.3%
Dominican Republic Bonds:
8.00%, 1/15/27(9)	DOP	128,350	$ 2,016,875
8.00%, 2/12/27(9)	DOP	621,240	9,774,247
10.75%, 6/1/36(5)	DOP	1,921,150	33,260,616
11.25%, 9/15/35(5)	DOP	289,800	5,158,936
Security	Principal Amount (000's omitted)		Value
Dominican Republic (continued)
Dominican Republic Bonds: (continued)
11.25%, 9/15/35(9)	DOP	116,200	$ 2,068,559
12.00%, 8/8/25(5)	DOP	535,040	9,129,204
12.75%, 9/23/29(5)	DOP	1,010,500	18,905,989
13.00%, 6/10/34(9)	DOP	402,900	8,004,622
13.625%, 2/3/33(9)	DOP	45,000	896,869
13.625%, 2/3/33(5)	DOP	827,650	16,495,410
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(9)	DOP	46,050	731,234
12.00%, 10/3/25(5)	DOP	379,500	6,485,684
13.00%, 12/5/25(5)	DOP	497,230	8,517,100
13.00%, 1/30/26(5)	DOP	342,670	5,882,914
			$ 127,328,259
Ecuador — 1.7%
Ecuador Government International Bonds:
0.00%, 7/31/30(9)	USD	57,236	$ 29,436,757
2.50%, 7/31/40(9)	USD	296	120,098
2.50%, 7/31/40(9)	USD	2,242	909,049
5.00%, 7/31/40(9)	USD	3,486	1,413,461
6.90%, 7/31/30(9)	USD	27,022	18,352,179
			$ 50,231,544
Ethiopia — 1.8%
Ethiopia International Bonds, 6.625%, 12/11/24(9)(11)	USD	66,450	$ 52,474,070
			$ 52,474,070
Ghana — 2.1%
Ghana Government International Bonds:
6.375%, 2/11/27(9)(11)	USD	7,300	$ 3,677,101
7.625%, 5/16/29(9)(11)	USD	20,883	10,582,982
7.75%, 4/7/29(9)(11)	USD	10,826	5,502,991
7.875%, 3/26/27(9)(11)	USD	2,904	1,476,212
7.875%, 2/11/35(9)(11)	USD	9,075	4,648,782
8.125%, 1/18/26(9)(11)	USD	5,386	2,787,094
8.125%, 3/26/32(9)(11)	USD	12,023	6,176,816
8.625%, 4/7/34(9)(11)	USD	13,932	7,162,685
8.627%, 6/16/49(9)(11)	USD	8,126	4,105,865
8.75%, 3/11/61(9)(11)	USD	13,017	6,719,965
8.875%, 5/7/42(9)(11)	USD	6,584	3,368,440
8.95%, 3/26/51(9)(11)	USD	9,370	4,838,434
			$ 61,047,367

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Greece — 0.1%
Hellenic Republic Government Bonds, 0.00%, GDP-Linked, 10/15/42	EUR	744,029	$ 2,294,891
			$ 2,294,891
Iceland — 1.8%
Republic of Iceland:
4.50%, 2/17/42	ISK	5,322,180	$ 30,233,404
6.50%, 1/24/31	ISK	1,273,622	8,885,430
7.00%, 9/17/35	ISK	2,076,207	15,213,007
			$ 54,331,841
Indonesia — 1.3%
Indonesia Treasury Bonds:
7.125%, 6/15/42	IDR	101,384,000	$ 6,249,703
7.125%, 6/15/43	IDR	464,841,000	28,786,694
7.375%, 5/15/48	IDR	36,392,000	2,294,643
			$ 37,331,040
Ivory Coast — 0.8%
Ivory Coast Government International Bonds:
6.625%, 3/22/48(9)	EUR	13,358	$ 11,294,068
6.875%, 10/17/40(9)	EUR	6,307	5,738,878
8.25%, 1/30/37(9)	USD	7,337	7,113,324
			$ 24,146,270
Jordan — 0.1%
Jordan Government International Bonds, 7.50%, 1/13/29(9)	USD	4,016	$ 3,998,777
			$ 3,998,777
Kenya — 1.4%
Republic of Kenya Government International Bonds:
8.25%, 2/28/48(9)	USD	3,677	$ 2,842,762
9.75%, 2/16/31(9)	USD	41,067	39,177,569
			$ 42,020,331
Mexico — 0.2%
Mexican Bonos, 4.50%, 11/22/35	MXN	135,512	$ 6,859,957
			$ 6,859,957
Montenegro — 0.6%
Montenegro Government International Bonds:
2.875%, 12/16/27(9)	EUR	4,040	$ 4,047,593
Security	Principal Amount (000's omitted)		Value
Montenegro (continued)
Montenegro Government International Bonds: (continued)
7.25%, 3/12/31(9)	USD	14,446	$ 14,726,252
			$ 18,773,845
New Zealand — 1.6%
New Zealand Government Bonds:
2.75%, 4/15/37(3)(9)	NZD	56,500	$ 27,851,578
5.00%, 5/15/54(3)	NZD	30,960	19,008,484
			$ 46,860,062
North Macedonia — 1.0%
North Macedonia Government International Bonds:
1.625%, 3/10/28(9)	EUR	5,288	$ 5,029,643
3.675%, 6/3/26(9)	EUR	2,343	2,471,037
6.96%, 3/13/27(9)	EUR	19,089	21,515,409
			$ 29,016,089
Paraguay — 0.7%
Paraguay Government Bonds, 7.90%, 2/9/31(5)	PYG	159,436,000	$ 21,887,720
			$ 21,887,720
Peru — 0.6%
Peru Government Bonds, 7.60%, 8/12/39(5)(9)	PEN	68,411	$ 18,743,696
			$ 18,743,696
Serbia — 4.6%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	4,306,760	$ 38,120,899
7.00%, 10/26/31	RSD	9,588,280	98,251,365
			$ 136,372,264
Sri Lanka — 2.2%
Sri Lanka Government International Bonds:
5.75%, 4/18/23(9)(11)	USD	11,553	$ 6,440,036
5.875%, 7/25/22(9)(11)	USD	1,400	778,318
6.20%, 5/11/27(9)(11)	USD	15,700	8,782,646
6.35%, 6/28/24(9)(11)	USD	8,675	4,868,744
6.75%, 4/18/28(9)(11)	USD	6,600	3,761,984
6.825%, 7/18/26(9)(11)	USD	39,617	22,372,066
6.85%, 3/14/24(9)(11)	USD	5,854	3,276,917
6.85%, 11/3/25(9)(11)	USD	23,779	13,550,834
7.55%, 3/28/30(9)(11)	USD	3,400	1,909,480
			$ 65,741,025

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Suriname — 2.3%
Suriname Government International Bonds:
0.00%, Oil-Linked, 12/31/50(5)	USD	27,251	$ 23,980,880
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(5)	USD	44,759	43,416,680
			$ 67,397,560
Tajikistan — 0.0%(8)
Republic of Tajikistan International Bonds, 7.125%, 9/14/27(9)	USD	841	$ 811,614
			$ 811,614
Tunisia — 0.7%
Tunisian Republic:
3.50%, 2/3/33	JPY	800,000	$ 3,347,470
4.20%, 3/17/31	JPY	60,000	277,010
5.75%, 1/30/25(9)	USD	5,665	5,459,205
6.375%, 7/15/26(9)	EUR	12,874	12,410,718
			$ 21,494,403
Turkey — 0.4%
Turkiye Government Bonds, 50.00% (TLREF), 5/17/28(6)	TRY	421,654	$ 12,655,663
			$ 12,655,663
Ukraine — 1.0%
Ukraine Government Bonds:
9.79%, 5/26/27	UAH	262,110	$ 4,361,407
15.84%, 2/26/25	UAH	59,167	1,078,100
17.80%, 10/15/25	UAH	74,766	1,406,810
19.19%, 9/30/26	UAH	77,738	1,519,278
Ukraine Government International Bonds:
4.375%, 1/27/32(9)(11)	EUR	759	232,824
6.876%, 5/21/31(9)(11)	USD	3,855	1,190,231
7.253%, 3/15/35(9)(11)	USD	24,659	7,606,531
7.375%, 9/25/34(9)(11)	USD	7,595	2,346,096
7.75%, 9/1/25(9)(11)	USD	3,247	1,189,944
7.75%, 9/1/26(9)(11)	USD	717	244,564
7.75%, 9/1/28(9)(11)	USD	1,570	505,049
7.75%, 9/1/29(9)(11)	USD	7,236	2,340,575
9.75%, 11/1/30(9)(11)	USD	19,772	6,638,251
			$ 30,659,660
Uruguay — 1.8%
Uruguay Government Bonds:
3.40%, 5/16/45	UYU	386,982	$ 9,506,504
Security	Principal Amount (000's omitted)		Value
Uruguay (continued)
Uruguay Government Bonds: (continued)
3.875%, 7/2/40(21)	UYU	631,567	$ 16,479,971
9.75%, 7/20/33	UYU	1,060,474	26,551,325
			$ 52,537,800
Uzbekistan — 2.0%
National Bank of Uzbekistan, 19.875%, 7/5/27(9)	UZS	229,510,000	$ 18,173,111
Republic of Uzbekistan Bonds:
16.25%, 10/12/26(9)	UZS	367,300,000	29,782,862
16.625%, 5/29/27(9)	UZS	60,000,000	4,780,979
Republic of Uzbekistan International Bonds:
5.375%, 5/29/27(9)	EUR	2,829	3,068,681
6.90%, 2/28/32(9)	USD	3,941	3,866,796
			$ 59,672,429
Venezuela — 0.7%
Venezuela Government International Bonds:
6.00%, 12/9/20(9)(11)	USD	15,305	$ 2,057,557
7.00%, 3/31/38(9)(11)	USD	6,180	900,785
7.65%, 4/21/25(9)(11)	USD	11,928	1,866,410
7.75%, 10/13/19(9)(11)	USD	18,056	2,620,887
8.25%, 10/13/24(9)(11)	USD	18,649	2,916,767
9.00%, 5/7/23(9)(11)	USD	3,806	598,336
9.25%, 9/15/27(11)	USD	17,559	3,217,552
9.25%, 5/7/28(9)(11)	USD	19,252	3,334,354
9.375%, 1/13/34(11)	USD	1,557	303,478
11.75%, 10/21/26(9)(11)	USD	6,750	1,247,216
11.95%, 8/5/31(9)(11)	USD	7,231	1,317,917
12.75%, 8/23/22(9)(11)	USD	6,828	1,228,651
			$ 21,609,910
Zambia — 0.0%(8)
Zambia Government International Bonds, 5.75% to 6/30/31, 6/30/33(9)	USD	19	$ 17,108
			$ 17,108
Total Sovereign Government Bonds (identified cost $1,471,734,198)			$1,517,995,068

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Sovereign Loans — 3.8%
Borrower/Description	Principal Amount (000's omitted)		Value
Bahamas — 1.0%
Commonwealth of the Bahamas, 10.512%, (3 mo. EURIBOR + 6.85%), 11/24/28	EUR	26,830	$ 29,036,765
			$ 29,036,765
Ivory Coast — 0.1%
Republic of Ivory Coast, Term Loan, 9.426%, (6 mo. EURIBOR + 5.75%), 1/6/28(4)	EUR	3,959	$ 4,577,157
			$ 4,577,157
Kenya — 0.1%
Government of Kenya, Term Loan, 12.142%, (6 mo. SOFR + 6.45%), 6/29/25(4)	USD	2,631	$ 2,656,063
			$ 2,656,063
Tanzania — 2.6%
Government of the United Republic of Tanzania, Term Loan, 12.022%, (6 mo. SOFR + 6.30%), 4/28/31(4)	USD	76,489	$ 77,713,701
			$ 77,713,701
Total Sovereign Loans (identified cost $113,020,810)			$ 113,983,686

U.S. Government Guaranteed Small Business Administration Loans — 0.2%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(22)(23) Series 2018-3, Class A, 2.803%, 5/24/44(5)(6)	$94,268	$ 5,426,838
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $20,829,375)		$ 5,426,838

Miscellaneous — 0.0%
Security	Shares	Value
Financial Intermediaries — 0.0%
Alpha Holding SA, Escrow Certificates(7)(10)	5,879,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 15.4%
Affiliated Fund — 4.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(24)	127,820,392	$ 127,820,392
Total Affiliated Fund (identified cost $127,820,392)		$ 127,820,392

Repurchase Agreements — 1.3%
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC:
Dated 6/13/24 with an interest rate of 2.35%, collateralized by EUR 3,000,000 Republic of Poland Government International Bonds, 2.75%, due 5/25/32 and a market value, including accrued interest, of $3,135,106(25)	EUR	2,970	$ 3,214,282
Dated 6/13/24 with an interest rate of 2.50%, collateralized by EUR 1,800,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,801,473(25)	EUR	1,721	1,862,823
Dated 6/13/24 with an interest rate of 2.85%, collateralized by EUR 6,000,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $6,004,912(25)	EUR	5,738	6,209,409
Dated 12/15/23 with an interest rate of 4.95%, collateralized by USD 3,649,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $3,074,168(25)	USD	3,152	3,151,824
Nomura International PLC:
Dated 12/18/23 with an interest rate of 4.75%, collateralized by USD 4,379,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $3,610,349(25)	USD	3,787	3,786,918
Dated 12/18/23 with an interest rate of 4.85%, collateralized by USD 8,762,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $7,741,431(25)	USD	8,030	8,030,031

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 12/19/23 with an interest rate of 3.40%, collateralized by EUR 3,044,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $3,046,492(25)	USD	3,240	$ 3,239,738
Dated 12/19/23 with an interest rate of 4.85%, collateralized by USD 5,066,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $4,475,929(25)	USD	4,646	4,646,234
Dated 5/14/24 with an interest rate of 4.85%, collateralized by USD 850,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $750,995(25)	USD	757	757,375
Dated 5/16/24 with an interest rate of 5.05%, collateralized by USD 2,114,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $1,867,768(25)	USD	1,909	1,908,942
Dated 7/12/24 with an interest rate of 5.05%, collateralized by USD 2,505,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $2,213,226(25)	USD	2,294	2,293,578
Total Repurchase Agreements (identified cost $39,018,242)			$ 39,101,154

Sovereign Government Securities — 6.2%
Security	Principal Amount (000's omitted)		Value
Egypt — 2.2%
Egypt Treasury Bills:
0.00%, 12/17/24	EGP	2,667,250	$ 50,112,156
0.00%, 3/11/25	EGP	592,150	10,543,132
0.00%, 3/18/25	EGP	319,350	5,661,323
			$ 66,316,611
Nigeria — 3.4%
Nigeria OMO Bills:
0.00%, 1/28/25	NGN	2,429,768	$ 1,331,255
0.00%, 2/25/25	NGN	4,055,290	2,174,748
0.00%, 4/1/25	NGN	11,309,876	6,029,006
0.00%, 5/20/25	NGN	26,798,506	13,480,795
0.00%, 5/27/25	NGN	42,833,674	21,431,960
0.00%, 6/10/25	NGN	1,562,150	771,700
0.00%, 6/17/25	NGN	21,626,886	10,648,206
Nigeria Treasury Bills:
0.00%, 2/6/25	NGN	5,006,921	2,723,895
Security	Principal Amount (000's omitted)		Value
Nigeria (continued)
Nigeria Treasury Bills: (continued)
0.00%, 2/20/25	NGN	21,273,936	$ 11,451,890
0.00%, 3/6/25	NGN	9,930,998	5,289,565
0.00%, 3/27/25	NGN	29,959,479	15,704,983
0.00%, 4/10/25	NGN	19,248,446	9,983,219
			$ 101,021,222
Pakistan — 0.6%
Pakistan Treasury Bills:
0.00%, 8/8/24	PKR	2,499,700	$ 8,929,826
0.00%, 8/22/24	PKR	1,475,400	5,231,485
0.00%, 11/14/24	PKR	1,079,900	3,668,220
			$ 17,829,531
Total Sovereign Government Securities (identified cost $202,609,688)			$ 185,167,364

U.S. Treasury Obligations — 3.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 8/22/24(26)	$18,427	$ 18,370,350
0.00%, 9/5/24(26)	18,027	17,934,605
0.00%, 9/19/24(26)	47,000	46,664,642
0.00%, 10/10/24(26)	46,618	23,309,755
Total U.S. Treasury Obligations (identified cost $106,280,742)		$ 106,279,352
Total Short-Term Investments (identified cost $475,729,064)		$ 458,368,262

Total Purchased Options — 0.0%(8) (identified cost $4,147,170)	$ 1,525,082
Total Investments — 92.3% (identified cost $2,726,468,319)	$2,749,051,062

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Securities Sold Short — (6.9)%
Common Stocks — (1.9)%
Security	Shares	Value
Australia — (0.0)%(8)
EBOS Group Ltd.	(39,953)	$ (857,202)
		$ (857,202)
New Zealand — (1.9)%
a2 Milk Co. Ltd.(7)	(685,400)	$ (3,235,409)
Air New Zealand Ltd.	(2,350,258)	(810,734)
Auckland International Airport Ltd.	(1,489,624)	(6,635,814)
Chorus Ltd.	(465,256)	(2,188,922)
Contact Energy Ltd.	(961,221)	(4,863,524)
Fisher & Paykel Healthcare Corp. Ltd.	(394,070)	(7,607,455)
Fletcher Building Ltd.	(1,132,495)	(2,110,756)
Freightways Group Ltd.	(91,944)	(498,145)
Goodman Property Trust	(1,133,751)	(1,394,914)
Infratil Ltd.	(645,803)	(4,148,811)
Kiwi Property Group Ltd.	(1,285,349)	(690,317)
Mainfreight Ltd.	(68,660)	(3,048,133)
Mercury NZ Ltd.	(845,255)	(3,465,769)
Meridian Energy Ltd.	(1,537,096)	(5,956,223)
Precinct Properties New Zealand Ltd.	(1,353,345)	(975,420)
Ryman Healthcare Ltd.(7)	(664,025)	(1,794,916)
SKYCITY Entertainment Group Ltd.	(723,224)	(670,304)
Spark New Zealand Ltd.	(2,379,074)	(6,114,179)
		$ (56,209,745)
Total Common Stocks (proceeds $57,387,688)		$ (57,066,947)
Exchange-Traded Fund — (3.7)%
Security	Shares	Value
United States — (3.7)%
iShares JPMorgan USD Emerging Markets Bond ETF	(1,232,949)	$ (111,520,237)
Total Exchange-Traded Funds (proceeds $110,765,228)		$ (111,520,237)

Sovereign Government Bonds — (1.3)%
Security	Principal Amount (000's omitted)		Value
Armenia — (0.2)%
Republic of Armenia International Bonds, 3.60%, 2/2/31(9)	USD	(8,028)	$ (6,619,638)
			$ (6,619,638)
Azerbaijan — (0.6)%
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(9)	USD	(19,297)	$ (16,767,935)
			$ (16,767,935)
Poland — (0.5)%
Republic of Poland Government International Bonds:
1.00%, 3/7/29(9)	EUR	(10,844)	$ (10,805,612)
2.75%, 5/25/32(9)	EUR	(3,000)	(3,118,472)
			$ (13,924,084)
Total Sovereign Government Bonds (proceeds $34,802,065)			$ (37,311,657)
Total Securities Sold Short (proceeds $202,954,981)			$ (205,898,841)

Other Assets, Less Liabilities — 14.6%	$ 434,142,197
Net Assets — 100.0%	$2,977,294,418
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2024.
(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2024.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $303,914,829 or 10.2% of the Portfolio's net assets.
(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2024.
(7)	Non-income producing security.

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

(8)	Amount is less than 0.05% or (0.05)%, as applicable.
(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2024, the aggregate value of these securities is $928,845,568 or 31.2% of the Portfolio's net assets.
(10)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(11)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(12)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	Security converts to variable rate after the indicated fixed-rate coupon period.
(15)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(16)	Quantity held represents principal in USD.
(17)	Restricted security.
(18)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(19)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(20)	This Senior Loan will settle after July 31, 2024, at which time the interest rate will be determined.
(21)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(22)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(23)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2024 of all interest only securities comprising the trust.
(24)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.
(25)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(26)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	50,900,000	INR	85.50	1/25/29	$269,617
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	27,200,000	INR	85.50	1/25/29	144,078
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	26,300,000	INR	85.50	1/30/29	139,627
Total							$553,322
(1)	Amount is less than 0.05%.
Purchased Call Options (Exchange-Traded) — 0.0%(1)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
ICE Brent Crude Oil Futures 10/2024	8,098	$653,670,560	$100.00	8/27/24	$971,760
Total					$971,760
(1)	Amount is less than 0.05%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	145,320,000	USD	25,656,780	8/2/24	$ 35,608
USD	19,564,270	BRL	105,470,000	8/2/24	917,310
USD	7,186,136	BRL	39,850,000	8/2/24	140,708
BRL	5,377,000	USD	987,158	9/4/24	(39,619)
BRL	18,000,000	USD	3,250,600	9/4/24	(78,625)
BRL	16,231,000	USD	2,979,833	9/4/24	(119,593)
BRL	54,300,000	USD	9,805,975	9/4/24	(237,185)
USD	25,570,911	BRL	145,320,000	9/4/24	(37,499)
COP	43,577,160,000	USD	10,368,109	9/18/24	318,397
COP	45,930,080,000	USD	11,211,893	9/18/24	51,623
COP	39,124,800,000	USD	9,558,954	9/18/24	35,691
COP	14,566,000,000	USD	3,563,983	9/18/24	8,063
COP	13,918,159,679	USD	3,420,704	9/18/24	(7,529)
COP	32,603,500,000	USD	8,030,419	9/18/24	(35,004)
EUR	47,820,000	USD	51,591,951	9/18/24	274,859
EUR	5,860,367	USD	6,339,828	9/18/24	16,478
EUR	5,714,237	USD	6,181,743	9/18/24	16,067
EUR	3,087,961	USD	3,340,600	9/18/24	8,683
EUR	2,360,271	USD	2,553,374	9/18/24	6,636
EUR	2,140,000	USD	2,315,082	9/18/24	6,017
EUR	1,339,697	USD	1,449,303	9/18/24	3,767
IDR	272,256,524,289	USD	16,696,913	9/18/24	42,167
IDR	43,005,000,000	USD	2,637,284	9/18/24	6,782

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
INR	1,083,800,000	USD	12,946,074	9/18/24	$ (19,764)
INR	7,296,501,264	USD	87,089,127	9/18/24	(64,919)
INR	6,166,200,000	USD	73,652,652	9/18/24	(109,366)
PEN	51,121,000	USD	13,325,253	9/18/24	348,084
PEN	82,600,000	USD	21,862,841	9/18/24	230,186
PEN	16,296,491	USD	4,259,407	9/18/24	99,416
PEN	1,879,000	USD	489,425	9/18/24	13,151
PEN	34,380,014	USD	9,211,235	9/18/24	(15,611)
TWD	428,400,000	USD	13,209,991	9/18/24	(49,997)
TWD	134,900,000	USD	4,195,811	9/18/24	(51,826)
TWD	144,700,000	USD	4,504,701	9/18/24	(59,670)
TWD	156,300,000	USD	4,869,918	9/18/24	(68,547)
TWD	639,000,000	USD	19,699,118	9/18/24	(69,716)
TWD	174,000,000	USD	5,415,533	9/18/24	(70,438)
TWD	154,400,000	USD	4,815,595	9/18/24	(72,590)
TWD	164,100,000	USD	5,113,663	9/18/24	(72,685)
TWD	183,000,000	USD	5,695,434	9/18/24	(73,868)
TWD	317,900,000	USD	9,887,681	9/18/24	(122,130)
TWD	340,400,000	USD	10,597,099	9/18/24	(140,371)
TWD	367,600,000	USD	11,453,498	9/18/24	(161,215)
TWD	408,000,000	USD	12,698,492	9/18/24	(165,164)
TWD	363,000,000	USD	11,321,638	9/18/24	(170,662)
TWD	385,700,000	USD	12,019,133	9/18/24	(170,838)
TWD	431,215,000	USD	13,420,529	9/18/24	(174,061)
USD	1,200,270	COP	4,801,200,000	9/18/24	22,863
USD	1,519,040	COP	6,313,070,000	9/18/24	(29,125)
USD	10,393,676	COP	43,061,000,000	9/18/24	(166,250)
USD	11,105,721	COP	46,011,000,000	9/18/24	(177,640)
USD	23,899,931	COP	100,451,410,000	9/18/24	(733,949)
USD	25,537,742	COP	107,335,129,104	9/18/24	(784,245)
USD	12,843,314	EUR	11,763,000	9/18/24	84,860
USD	10,655,267	EUR	9,759,000	9/18/24	70,402
USD	6,005,120	EUR	5,500,000	9/18/24	39,678
USD	3,985,855	EUR	3,650,585	9/18/24	26,336
USD	207,147	EUR	191,481	9/18/24	(538)
USD	208,600	EUR	192,824	9/18/24	(542)
USD	359,325	EUR	332,150	9/18/24	(934)
USD	377,017	EUR	348,505	9/18/24	(980)
USD	464,088	EUR	430,429	9/18/24	(2,766)
USD	1,384,186	EUR	1,279,504	9/18/24	(3,598)
USD	2,174,258	EUR	2,009,826	9/18/24	(5,651)
USD	2,582,286	EUR	2,386,996	9/18/24	(6,712)
USD	2,846,603	EUR	2,631,323	9/18/24	(7,399)
USD	2,889,212	EUR	2,670,710	9/18/24	(7,509)

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	3,658,696	EUR	3,382,000	9/18/24	$ (9,509)
USD	6,963,160	EUR	6,436,558	9/18/24	(18,098)
USD	10,166,102	EUR	9,397,272	9/18/24	(26,423)
USD	10,679,687	EUR	9,872,017	9/18/24	(27,758)
USD	5,640,877	EUR	5,231,758	9/18/24	(33,624)
USD	15,389,489	EUR	14,225,631	9/18/24	(39,999)
USD	16,220,685	EUR	14,993,967	9/18/24	(42,159)
USD	16,783,499	EUR	15,514,217	9/18/24	(43,622)
USD	17,548,852	EUR	16,221,688	9/18/24	(45,611)
USD	22,244,242	EUR	20,561,981	9/18/24	(57,815)
USD	13,960,475	EUR	12,947,957	9/18/24	(83,215)
USD	36,156,513	EUR	33,422,111	9/18/24	(93,974)
USD	51,732,353	EUR	47,820,000	9/18/24	(134,457)
USD	55,417,368	EUR	51,226,329	9/18/24	(144,035)
USD	56,788,281	EUR	52,493,565	9/18/24	(147,598)
USD	56,850,686	EUR	52,551,250	9/18/24	(147,760)
USD	58,981,599	EUR	54,521,009	9/18/24	(153,299)
USD	71,949,573	EUR	66,508,256	9/18/24	(187,004)
USD	140,010,448	EUR	129,421,905	9/18/24	(363,901)
USD	465,265	IDR	7,586,523,636	9/18/24	(1,175)
USD	15,147,628	IDR	247,179,000,000	9/18/24	(49,617)
USD	11,920,511	IDR	194,697,700,000	9/18/24	(50,040)
USD	15,327,922	IDR	250,213,000,000	9/18/24	(55,862)
USD	15,324,167	IDR	250,213,000,000	9/18/24	(59,617)
USD	39,864,019	INR	3,342,000,000	9/18/24	4,517
USD	29,038,254	INR	2,434,799,547	9/18/24	(1,212)
USD	66,823,299	INR	5,603,000,000	9/18/24	(2,789)
USD	37,762,217	INR	3,166,701,717	9/18/24	(6,531)
USD	1,075,326	PEN	4,080,000	9/18/24	(15,952)
USD	2,015,863	PEN	7,650,000	9/18/24	(30,283)
USD	2,556,346	PEN	9,700,000	9/18/24	(38,113)
USD	5,469,968	PEN	20,636,000	9/18/24	(49,545)
USD	2,444,702	PEN	9,331,426	9/18/24	(51,175)
USD	4,822,192	PEN	18,401,483	9/18/24	(99,654)
USD	18,921,589	PEN	71,130,983	9/18/24	(103,819)
USD	9,941,419	PEN	37,948,266	9/18/24	(208,606)
USD	10,289,944	PEN	39,269,000	9/18/24	(213,338)
USD	74,234,161	PEN	280,464,085	9/18/24	(781,584)
USD	64,684,899	PEN	244,800,000	9/18/24	(791,772)
USD	14,500,808	PHP	848,000,000	9/18/24	(18,351)
USD	15,127,533	PHP	885,000,000	9/18/24	(25,127)
USD	15,135,364	PHP	886,000,000	9/18/24	(34,418)
USD	13,052,717	PHP	766,000,000	9/18/24	(62,467)
USD	16,335,388	PHP	957,850,000	9/18/24	(64,584)

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	13,026,562	PHP	765,050,000	9/18/24	$ (72,356)
USD	16,311,851	PHP	957,000,000	9/18/24	(73,568)
USD	19,592,129	PHP	1,149,000,000	9/18/24	(80,647)
USD	23,566,727	PHP	1,382,000,000	9/18/24	(95,393)
KRW	26,549,000,000	USD	19,356,689	9/19/24	58,905
KRW	26,548,000,000	USD	19,373,294	9/19/24	41,568
KRW	38,057,319,456	USD	27,799,966	9/19/24	31,796
KRW	6,179,990,000	USD	4,492,504	9/19/24	26,995
KRW	11,754,500,000	USD	8,590,461	9/19/24	5,742
BRL	25,186,000	USD	4,559,873	10/2/24	(135,726)
BRL	76,069,000	USD	13,772,133	10/2/24	(409,933)
					$(6,876,090)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ISK	2,864,103,680	EUR	18,855,192	Bank of America, N.A.	8/8/24	$ 281,680	$ —
ISK	2,592,013,830	EUR	17,063,949	Bank of America, N.A.	8/8/24	254,920	—
USD	29,312,070	EUR	26,830,000	Bank of America, N.A.	8/8/24	267,348	—
EUR	5,600,000	USD	6,064,336	Barclays Bank PLC	8/9/24	—	(1,799)
EUR	6,413,170	USD	6,936,708	Citibank, N.A.	8/9/24	6,164	—
EUR	11,331,435	USD	12,377,232	Citibank, N.A.	8/9/24	—	(109,867)
EUR	25,940,349	USD	28,052,003	JPMorgan Chase Bank, N.A.	8/9/24	30,913	—
EUR	431,565	USD	471,443	JPMorgan Chase Bank, N.A.	8/9/24	—	(4,232)
EUR	20,561,981	USD	22,239,756	Standard Chartered Bank	8/9/24	20,560	—
EUR	1,166,126	USD	1,260,448	UBS AG	8/9/24	1,995	—
USD	8,956,196	EUR	8,280,000	Bank of America, N.A.	8/9/24	—	(7,698)
HUF	1,545,591,977	EUR	3,864,463	Barclays Bank PLC	8/12/24	59,318	—
HUF	1,554,408,023	EUR	3,924,282	Barclays Bank PLC	8/12/24	18,754	—
ISK	2,327,000,000	EUR	15,294,118	Citibank, N.A.	8/14/24	240,930	—
KZT	722,098,000	USD	1,550,898	ICBC Standard Bank plc	8/21/24	—	(35,005)
EUR	29,579,284	HUF	11,651,131,998	JPMorgan Chase Bank, N.A.	8/22/24	62,728	—
EUR	81,827,335	HUF	32,344,758,210	JPMorgan Chase Bank, N.A.	8/22/24	—	(137,666)
HUF	7,046,432,146	EUR	18,023,133	Bank of America, N.A.	8/22/24	—	(183,115)
HUF	7,266,567,899	EUR	18,561,786	Barclays Bank PLC	8/22/24	—	(162,401)
HUF	4,770,999,955	EUR	12,173,403	Goldman Sachs International	8/22/24	—	(91,806)
KZT	2,717,703,000	USD	5,786,163	Citibank, N.A.	8/26/24	—	(84,938)
KZT	729,078,000	USD	1,550,900	ICBC Standard Bank plc	8/26/24	—	(21,432)
USD	763,810	ZMW	20,852,000	Citibank, N.A.	8/26/24	—	(24,007)
UZS	21,633,982,210	USD	1,632,507	ICBC Standard Bank plc	8/26/24	78,442	—
ZMW	20,852,000	USD	820,952	Standard Chartered Bank	8/26/24	—	(33,135)

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	36,365,894	OMR	14,010,800	Standard Chartered Bank	8/29/24	$ —	$ (24,509)
USD	26,650,006	OMR	10,530,750	Standard Chartered Bank	8/29/24	—	(701,625)
EUR	6,721,054	HUF	2,591,000,001	Citibank, N.A.	8/30/24	173,537	—
HUF	7,538,576,283	EUR	18,992,445	Citibank, N.A.	8/30/24	104,780	—
HUF	2,591,000,000	EUR	6,721,054	Citibank, N.A.	8/30/24	—	(173,537)
HUF	703,877,865	EUR	1,775,857	HSBC Bank USA, N.A.	8/30/24	7,042	—
HUF	6,030,860,391	EUR	15,245,615	JPMorgan Chase Bank, N.A.	8/30/24	27,842	—
HUF	7,538,575,666	EUR	18,959,247	UBS AG	8/30/24	140,754	—
UZS	78,826,461,000	USD	5,832,517	ICBC Standard Bank plc	8/30/24	393,663	—
UZS	54,219,745,000	USD	4,010,336	JPMorgan Chase Bank, N.A.	8/30/24	272,259	—
PLN	106,000,000	EUR	24,607,956	Citibank, N.A.	9/5/24	58,890	—
CZK	677,100,000	EUR	27,263,942	Citibank, N.A.	9/6/24	—	(695,353)
EUR	6,675,122	USD	7,228,088	Citibank, N.A.	9/6/24	7,842	—
EUR	4,600,117	USD	4,980,959	Citibank, N.A.	9/6/24	5,635	—
EUR	12,174,182	USD	13,186,970	JPMorgan Chase Bank, N.A.	9/6/24	10,021	—
USD	874,323	AMD	348,679,825	Citibank, N.A.	9/6/24	—	(21,626)
EGP	2,209,540	USD	37,757	Citibank, N.A.	9/11/24	7,014	—
USD	52,039	EGP	2,209,540	Standard Chartered Bank	9/11/24	7,268	—
EGP	292,565,127	USD	5,964,631	Goldman Sachs International	9/12/24	—	(38,785)
USD	5,890,946	UYU	233,576,000	Citibank, N.A.	9/12/24	114,514	—
KZT	3,688,854,849	USD	7,073,547	Citibank, N.A.	9/16/24	641,941	—
KZT	2,362,387,916	USD	4,527,816	Citibank, N.A.	9/16/24	413,278	—
KZT	1,846,195,811	USD	3,536,774	Citibank, N.A.	9/16/24	324,669	—
KZT	1,844,427,424	USD	3,536,774	Citibank, N.A.	9/16/24	320,971	—
USD	1,213,868	AMD	493,134,000	Citibank, N.A.	9/16/24	—	(51,915)
USD	3,536,773	KZT	1,808,175,000	Citibank, N.A.	9/16/24	—	(245,147)
USD	7,073,549	KZT	3,589,826,000	Citibank, N.A.	9/16/24	—	(434,814)
USD	8,488,256	KZT	4,343,865,000	Citibank, N.A.	9/16/24	—	(597,230)
EGP	322,370,319	USD	6,947,636	HSBC Bank USA, N.A.	9/17/24	—	(430,599)
EGP	184,573,681	USD	3,770,658	ICBC Standard Bank plc	9/17/24	—	(39,316)
USD	12,532,608	EGP	506,944,000	Citibank, N.A.	9/17/24	2,284,230	—
AUD	52,460,000	USD	35,046,491	BNP Paribas	9/18/24	—	(699,303)
AUD	72,875,670	USD	48,570,614	Citibank, N.A.	9/18/24	—	(856,655)
CAD	3,513,000	USD	2,555,733	State Street Bank and Trust Company	9/18/24	—	(7,754)
CAD	4,200,000	USD	3,055,864	State Street Bank and Trust Company	9/18/24	—	(9,605)
CAD	6,800,000	USD	4,948,263	State Street Bank and Trust Company	9/18/24	—	(16,224)
CAD	11,644,000	USD	8,471,093	State Street Bank and Trust Company	9/18/24	—	(25,701)
CAD	14,000,000	USD	10,186,214	State Street Bank and Trust Company	9/18/24	—	(32,016)
CAD	22,800,000	USD	16,591,236	State Street Bank and Trust Company	9/18/24	—	(54,399)
CAD	8,700,000	USD	6,367,895	State Street Bank and Trust Company	9/18/24	—	(57,787)
CAD	29,200,000	USD	21,372,706	State Street Bank and Trust Company	9/18/24	—	(193,950)
CAD	3,338,000	USD	2,430,337	UBS AG	9/18/24	—	(9,286)
CAD	5,329,000	USD	3,879,459	UBS AG	9/18/24	—	(14,336)
CAD	11,061,000	USD	8,053,313	UBS AG	9/18/24	—	(30,771)

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	17,665,000	USD	12,859,946	UBS AG	9/18/24	$ —	$ (47,524)
CZK	76,740,245	EUR	3,101,242	JPMorgan Chase Bank, N.A.	9/18/24	—	(91,589)
EGP	245,552,479	USD	4,998,524	Standard Chartered Bank	9/18/24	—	(36,336)
EUR	2,068,613	CZK	51,187,829	JPMorgan Chase Bank, N.A.	9/18/24	61,092	—
EUR	3,622,023	CZK	91,560,000	UBS AG	9/18/24	24,547	—
EUR	3,463,755	PLN	14,995,286	Barclays Bank PLC	9/18/24	—	(24,235)
ILS	135,425,000	USD	36,073,254	Citibank, N.A.	9/18/24	—	(138,018)
ILS	138,289,972	USD	36,897,004	Goldman Sachs International	9/18/24	—	(201,543)
ILS	137,445,172	USD	36,772,660	Goldman Sachs International	9/18/24	—	(301,368)
ILS	130,539,856	USD	34,667,337	JPMorgan Chase Bank, N.A.	9/18/24	—	(28,381)
ISK	1,437,222,279	EUR	9,507,325	Bank of America, N.A.	9/18/24	29,331	—
ISK	2,395,370,464	EUR	15,797,471	Citibank, N.A.	9/18/24	101,024	—
ISK	1,268,062,600	EUR	8,356,261	Citibank, N.A.	9/18/24	60,653	—
ISK	1,672,464,820	EUR	11,046,663	Citibank, N.A.	9/18/24	52,361	—
ISK	489,037,400	EUR	3,229,035	Citibank, N.A.	9/18/24	16,467	—
JPY	4,083,457,667	USD	26,361,293	Citibank, N.A.	9/18/24	1,087,158	—
JPY	2,689,280,000	USD	17,360,998	Citibank, N.A.	9/18/24	715,980	—
JPY	405,127,693	USD	2,634,891	Citibank, N.A.	9/18/24	88,322	—
JPY	87,000,000	USD	569,963	HSBC Bank USA, N.A.	9/18/24	14,840	—
MXN	5,000,000	USD	280,028	Standard Chartered Bank	9/18/24	—	(13,604)
MXN	5,300,000	USD	297,951	Standard Chartered Bank	9/18/24	—	(15,542)
MXN	51,000,000	USD	2,856,286	Standard Chartered Bank	9/18/24	—	(138,761)
MXN	53,400,000	USD	3,001,997	Standard Chartered Bank	9/18/24	—	(156,589)
MXN	349,000,000	USD	19,545,955	Standard Chartered Bank	9/18/24	—	(949,559)
MXN	366,200,000	USD	20,586,730	Standard Chartered Bank	9/18/24	—	(1,073,836)
MXN	123,051,475	USD	6,827,189	State Street Bank and Trust Company	9/18/24	—	(270,416)
MYR	44,008,000	USD	9,574,241	Credit Agricole Corporate and Investment Bank	9/18/24	54,682	—
MYR	39,453,000	USD	8,596,361	Goldman Sachs International	9/18/24	35,931	—
MYR	49,707,000	USD	10,841,221	Goldman Sachs International	9/18/24	34,640	—
NZD	168,769	USD	103,393	Australia and New Zealand Banking Group Limited	9/18/24	—	(2,944)
NZD	91,795,347	USD	56,643,879	Bank of America, N.A.	9/18/24	—	(2,008,641)
PEN	52,712,000	USD	13,737,210	Standard Chartered Bank	9/18/24	361,672	—
PLN	14,995,286	EUR	3,481,722	JPMorgan Chase Bank, N.A.	9/18/24	4,747	—
SEK	269,562,000	EUR	23,773,730	UBS AG	9/18/24	—	(554,024)
SGD	56,310,000	USD	41,835,906	BNP Paribas	9/18/24	387,876	—
SGD	4,090,000	USD	3,045,044	Citibank, N.A.	9/18/24	21,822	—
SGD	79,709,700	USD	59,184,788	State Street Bank and Trust Company	9/18/24	585,146	—
THB	1,021,975,000	USD	27,900,174	Standard Chartered Bank	9/18/24	878,140	—
THB	846,643,000	USD	23,116,717	Standard Chartered Bank	9/18/24	724,334	—
USD	36,852,855	ILS	138,179,781	Bank of America, N.A.	9/18/24	186,634	—
USD	41,173,187	ILS	154,267,697	Barclays Bank PLC	9/18/24	238,012	—
USD	18,384,340	ILS	69,071,802	Citibank, N.A.	9/18/24	56,029	—
USD	18,384,340	ILS	69,128,794	Citibank, N.A.	9/18/24	40,906	—

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	36,768,679	ILS	138,764,995	Citibank, N.A.	9/18/24	$ —	$ (52,830)
USD	36,849,875	ILS	138,216,510	Standard Chartered Bank	9/18/24	173,907	—
USD	29,533,996	ILS	111,036,012	UBS AG	9/18/24	70,416	—
USD	4,840,883	JPY	749,869,908	Citibank, N.A.	9/18/24	—	(199,641)
USD	7,111,723	MXN	126,768,000	Bank of America, N.A.	9/18/24	356,916	—
USD	5,614,422	MXN	103,160,000	Goldman Sachs International	9/18/24	117,561	—
USD	9,824,051	MXN	184,100,000	Goldman Sachs International	9/18/24	14,319	—
USD	189,440	MXN	3,461,000	State Street Bank and Trust Company	9/18/24	5,021	—
USD	24,607,200	MXN	462,185,207	UBS AG	9/18/24	—	(20,247)
USD	12,012,766	MYR	56,460,000	Credit Agricole Corporate and Investment Bank	9/18/24	—	(340,648)
USD	11,319,548	MYR	53,100,000	Goldman Sachs International	9/18/24	—	(298,700)
USD	83,649,508	NZD	135,559,847	Bank of America, N.A.	9/18/24	2,966,285	—
USD	13,865,496	NZD	22,470,000	Bank of America, N.A.	9/18/24	491,683	—
USD	433,988	NZD	703,308	Bank of America, N.A.	9/18/24	15,390	—
USD	3,418,850	NZD	5,528,954	Citibank, N.A.	9/18/24	128,099	—
USD	3,650,585	PEN	13,927,825	Standard Chartered Bank	9/18/24	—	(74,691)
USD	5,422,290	SGD	7,297,600	Citibank, N.A.	9/18/24	—	(49,780)
USD	9,739,746	SGD	13,107,400	Standard Chartered Bank	9/18/24	—	(88,774)
USD	51,529,870	THB	1,883,695,000	Standard Chartered Bank	9/18/24	—	(1,514,057)
USD	87,436,763	ZAR	1,661,053,683	Bank of America, N.A.	9/18/24	—	(3,434,796)
USD	5,906,007	ZAR	106,904,087	Goldman Sachs International	9/18/24	57,586	—
USD	5,912,979	ZAR	106,823,327	Standard Chartered Bank	9/18/24	68,976	—
USD	27,907,306	ZAR	508,638,550	UBS AG	9/18/24	81,126	—
ZAR	4,036,446	USD	212,476	Bank of America, N.A.	9/18/24	8,347	—
ZAR	1,061,247,324	USD	55,893,071	Barclays Bank PLC	9/18/24	2,164,776	—
ZAR	164,984,605	USD	9,106,216	Barclays Bank PLC	9/18/24	—	(80,374)
ZAR	136,800,154	USD	7,506,140	Citibank, N.A.	9/18/24	—	(22,190)
ZAR	135,700,000	USD	7,277,165	Standard Chartered Bank	9/18/24	146,599	—
ZAR	10,459,355	USD	560,902	Standard Chartered Bank	9/18/24	11,299	—
ZAR	137,303,098	USD	7,531,716	Standard Chartered Bank	9/18/24	—	(20,250)
ZAR	6,422,908	USD	352,404	UBS AG	9/18/24	—	(1,024)
ZAR	658,897,697	USD	36,388,110	UBS AG	9/18/24	—	(341,676)
KZT	1,835,586,000	USD	3,649,276	Citibank, N.A.	9/19/24	188,336	—
USD	9,145,391	CNH	66,000,000	BNP Paribas	9/19/24	—	(23,663)
USD	63,463,470	CNH	458,000,000	BNP Paribas	9/19/24	—	(164,204)
USD	3,330,210	CNH	24,000,000	Citibank, N.A.	9/19/24	—	(3,991)
USD	23,311,469	CNH	168,000,000	Citibank, N.A.	9/19/24	—	(27,940)
USD	12,350,729	CNH	89,635,801	Citibank, N.A.	9/19/24	—	(101,929)
USD	11,389,526	CNH	82,208,196	HSBC Bank USA, N.A.	9/19/24	—	(31,252)
USD	79,935,929	CNH	576,967,700	HSBC Bank USA, N.A.	9/19/24	—	(219,340)
USD	13,438,942	CNH	97,000,000	JPMorgan Chase Bank, N.A.	9/19/24	—	(36,788)
USD	93,656,958	CNH	676,000,000	JPMorgan Chase Bank, N.A.	9/19/24	—	(256,378)
USD	3,536,775	KZT	1,835,586,000	Citibank, N.A.	9/19/24	—	(300,837)

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	1,368,831,000	USD	2,918,616	JPMorgan Chase Bank, N.A.	9/20/24	$ —	$ (57,244)
KZT	2,052,153,000	USD	4,377,926	JPMorgan Chase Bank, N.A.	9/20/24	—	(88,154)
TRY	651,103,833	USD	17,777,187	Standard Chartered Bank	9/20/24	836,022	—
TRY	188,013,000	USD	5,127,202	Standard Chartered Bank	9/20/24	247,556	—
TRY	75,337,746	USD	2,070,930	Standard Chartered Bank	9/20/24	82,763	—
TRY	75,337,748	USD	2,071,636	Standard Chartered Bank	9/20/24	82,056	—
USD	16,999,396	TRY	651,103,833	Standard Chartered Bank	9/20/24	—	(1,613,813)
KZT	2,714,934,762	USD	5,816,679	Citibank, N.A.	9/23/24	—	(143,866)
TRY	552,643,974	USD	14,015,825	Standard Chartered Bank	9/23/24	1,732,218	—
TRY	517,381,190	USD	13,212,087	Standard Chartered Bank	9/23/24	1,531,114	—
TRY	176,998,064	USD	4,766,379	Standard Chartered Bank	9/23/24	277,326	—
USD	14,439,134	TRY	507,395,225	Standard Chartered Bank	9/23/24	—	(19,509)
USD	8,044,776	TRY	283,258,155	Standard Chartered Bank	9/23/24	—	(26,898)
USD	7,927,690	TRY	279,371,784	Standard Chartered Bank	9/23/24	—	(33,238)
USD	4,616,140	TRY	176,998,064	Standard Chartered Bank	9/23/24	—	(427,565)
EGP	665,000,000	USD	13,273,453	Citibank, N.A.	9/26/24	123,997	—
KZT	1,371,322,000	USD	2,893,084	Citibank, N.A.	9/26/24	—	(28,952)
EGP	429,907,000	USD	8,737,947	Goldman Sachs International	9/30/24	—	(90,013)
KZT	1,877,496,000	USD	3,732,596	Societe Generale	9/30/24	186,497	—
USD	3,603,639	KZT	1,877,496,000	Bank of America, N.A.	9/30/24	—	(315,455)
KZT	1,486,537,123	USD	3,101,799	ICBC Standard Bank plc	10/1/24	765	—
KZT	744,430,517	USD	1,550,897	Societe Generale	10/3/24	2,373	—
KZT	742,882,000	USD	1,550,902	Societe Generale	10/3/24	—	(863)
KZT	742,881,000	USD	1,550,900	Societe Generale	10/3/24	—	(863)
USD	6,014,921	UYU	244,085,500	JPMorgan Chase Bank, N.A.	10/3/24	—	(10,551)
UZS	37,010,823,256	USD	2,756,858	JPMorgan Chase Bank, N.A.	10/4/24	95,987	—
KZT	66,126,540	USD	137,078	Citibank, N.A.	10/7/24	819	—
USD	2,466,077	UYU	100,394,000	HSBC Bank USA, N.A.	10/10/24	—	(10,554)
TRY	149,730,527	USD	3,709,768	Standard Chartered Bank	10/17/24	451,155	—
TRY	149,629,425	USD	3,709,237	Standard Chartered Bank	10/17/24	448,876	—
EUR	11,987,179	PLN	51,595,214	Barclays Bank PLC	10/21/24	18,982	—
EUR	11,783,299	PLN	50,718,855	Citibank, N.A.	10/21/24	18,362	—
PLN	102,314,069	EUR	23,284,950	Bank of America, N.A.	10/21/24	490,093	—
UZS	20,105,998,239	USD	1,478,382	JPMorgan Chase Bank, N.A.	10/22/24	81,958	—
EGP	225,899,000	USD	4,520,692	Citibank, N.A.	10/24/24	—	(7,226)
EGP	592,130,000	USD	11,807,179	Deutsche Bank AG	10/24/24	23,591	—
UZS	20,179,917,352	USD	1,478,382	JPMorgan Chase Bank, N.A.	10/24/24	86,565	—
MYR	22,767,000	USD	4,966,081	Goldman Sachs International	11/4/24	27,229	—
MYR	65,675,000	USD	14,330,133	State Street Bank and Trust Company	11/4/24	73,859	—
TRY	159,960,000	USD	4,047,347	Standard Chartered Bank	11/6/24	307,296	—
TRY	1,364,284,000	USD	34,610,962	Standard Chartered Bank	11/8/24	2,447,219	—
TRY	1,336,903,741	USD	34,005,200	Standard Chartered Bank	11/8/24	2,309,248	—
TRY	537,539,755	USD	13,940,458	Standard Chartered Bank	11/8/24	660,788	—
TRY	420,017,909	USD	10,769,776	Standard Chartered Bank	11/8/24	639,212	—

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	420,017,909	USD	10,769,776	Standard Chartered Bank	11/8/24	$ 639,212	$ —
USD	19,725,353	TRY	729,252,132	Standard Chartered Bank	11/8/24	—	(83,395)
USD	9,118,632	TRY	340,857,174	Standard Chartered Bank	11/8/24	—	(140,106)
USD	13,320,797	TRY	497,264,009	Standard Chartered Bank	11/8/24	—	(186,435)
USD	5,952,146	TRY	230,454,073	Standard Chartered Bank	11/8/24	—	(307,700)
USD	9,319,733	TRY	360,024,180	Standard Chartered Bank	11/8/24	—	(459,639)
USD	12,426,311	TRY	479,522,756	Standard Chartered Bank	11/8/24	—	(599,013)
USD	15,532,887	TRY	599,853,826	Standard Chartered Bank	11/8/24	—	(761,002)
USD	21,746,045	TRY	841,535,164	Standard Chartered Bank	11/8/24	—	(1,112,658)
UZS	66,799,282,000	USD	4,916,411	ICBC Standard Bank plc	11/15/24	224,504	—
KZT	751,023,058	USD	1,550,900	ICBC Standard Bank plc	11/18/24	5,737	—
EGP	75,991,538	USD	1,468,436	HSBC Bank USA, N.A.	11/27/24	32,490	—
USD	940,538	ZMW	26,241,000	Citibank, N.A.	11/29/24	—	(11,010)
ZMW	26,241,000	USD	1,017,101	Standard Chartered Bank	11/29/24	—	(65,554)
USD	13,644,426	HKD	106,000,000	BNP Paribas	12/9/24	31,031	—
USD	37,448,989	HKD	290,900,000	Deutsche Bank AG	12/9/24	89,210	—
TRY	810,105,292	USD	20,812,120	Standard Chartered Bank	12/16/24	305,153	—
EGP	364,367,000	USD	7,095,755	Citibank, N.A.	12/18/24	45,585	—
TRY	222,407,816	USD	5,330,964	Standard Chartered Bank	12/18/24	454,328	—
USD	3,172,432	KES	466,347,541	Standard Chartered Bank	12/18/24	—	(285,523)
TRY	583,405,721	USD	14,846,937	Standard Chartered Bank	12/20/24	296,581	—
TRY	583,362,362	USD	14,851,503	Standard Chartered Bank	12/20/24	290,889	—
USD	3,505,578	TRY	136,951,212	Standard Chartered Bank	12/20/24	—	(49,278)
USD	17,205,305	TRY	669,940,173	Standard Chartered Bank	12/20/24	—	(184,395)
EGP	429,234,287	USD	8,215,010	Goldman Sachs International	12/26/24	173,106	—
EGP	992,980,000	USD	18,968,099	Goldman Sachs International	12/31/24	401,395	—
EGP	340,478,000	USD	6,630,536	HSBC Bank USA, N.A.	1/2/25	6,136	—
TRY	584,426,780	USD	13,824,517	Standard Chartered Bank	1/6/25	1,077,699	—
TRY	276,896,900	USD	6,550,337	Standard Chartered Bank	1/6/25	510,218	—
TRY	207,660,500	USD	4,912,716	Standard Chartered Bank	1/6/25	382,390	—
TRY	197,106,600	USD	4,659,096	Standard Chartered Bank	1/6/25	366,897	—
USD	32,191,219	TRY	1,266,090,780	Standard Chartered Bank	1/6/25	—	(92,650)
UZS	50,108,154,000	USD	3,579,154	JPMorgan Chase Bank, N.A.	1/6/25	200,232	—
EGP	172,186,615	USD	3,286,004	Standard Chartered Bank	1/15/25	54,477	—
TRY	274,200,000	USD	6,384,219	Standard Chartered Bank	1/15/25	542,828	—
UZS	54,430,517,000	USD	3,868,551	ICBC Standard Bank plc	1/23/25	210,233	—
UZS	45,422,117,948	USD	3,250,241	ICBC Standard Bank plc	1/23/25	153,493	—
EGP	156,320,000	USD	3,013,688	Standard Chartered Bank	1/27/25	5,839	—
EGP	400,930,000	USD	7,766,951	Citibank, N.A.	1/29/25	—	(28,045)
TRY	275,637,775	USD	6,349,345	Standard Chartered Bank	1/29/25	515,150	—
TRY	204,065,622	USD	4,650,682	Standard Chartered Bank	1/29/25	431,377	—
TRY	205,726,000	USD	4,736,885	Standard Chartered Bank	1/29/25	386,524	—
USD	17,069,584	TRY	686,288,100	Standard Chartered Bank	1/29/25	—	(21,764)
UZS	11,980,321,831	USD	865,630	JPMorgan Chase Bank, N.A.	1/29/25	30,073	—

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EGP	1,000,000,000	USD	19,417,476	Citibank, N.A.	1/30/25	$ —	$ (122,049)
EGP	170,845,059	USD	3,266,636	Citibank, N.A.	2/3/25	25,145	—
TRY	596,476,010	USD	13,924,156	Standard Chartered Bank	2/10/25	751,067	—
TRY	348,446,365	USD	8,051,043	Standard Chartered Bank	2/10/25	521,855	—
USD	23,290,974	TRY	944,922,376	Standard Chartered Bank	2/10/25	42,853	—
UZS	54,159,721,000	USD	3,868,552	ICBC Standard Bank plc	2/10/25	160,069	—
EGP	523,539,906	USD	8,696,676	Citibank, N.A.	2/13/25	1,356,594	—
UZS	49,482,178,280	USD	3,521,863	JPMorgan Chase Bank, N.A.	2/13/25	154,479	—
UZS	63,552,436,124	USD	4,520,088	JPMorgan Chase Bank, N.A.	2/18/25	192,354	—
EGP	175,382,970	USD	2,898,892	Citibank, N.A.	2/20/25	460,946	—
EGP	107,664,850	USD	1,739,335	Citibank, N.A.	2/20/25	323,216	—
EGP	90,590,377	USD	1,449,446	Citibank, N.A.	2/20/25	286,007	—
NGN	5,359,349,909	USD	2,912,690	Standard Chartered Bank	2/24/25	70,188	—
NGN	2,716,083,583	USD	1,456,345	Standard Chartered Bank	2/24/25	55,358	—
TRY	347,180,409	USD	8,247,611	Standard Chartered Bank	2/24/25	175,045	—
USD	8,386,946	TRY	347,180,409	Standard Chartered Bank	2/24/25	—	(35,710)
NGN	4,159,580,543	USD	2,514,861	JPMorgan Chase Bank, N.A.	2/25/25	—	(200,769)
EGP	43,308,143	USD	801,261	Goldman Sachs International	2/26/25	26,724	—
EGP	94,648,825	USD	1,449,446	Citibank, N.A.	2/27/25	359,484	—
EGP	81,498,172	USD	1,468,436	HSBC Bank USA, N.A.	2/27/25	89,159	—
UZS	64,418,704,293	USD	4,576,817	ICBC Standard Bank plc	2/28/25	181,179	—
UZS	22,806,122,207	USD	1,632,507	ICBC Standard Bank plc	3/5/25	48,677	—
UZS	21,100,777,180	USD	1,495,979	JPMorgan Chase Bank, N.A.	3/17/25	52,243	—
UZS	19,658,896,895	USD	1,393,260	JPMorgan Chase Bank, N.A.	3/20/25	47,488	—
USD	3,172,432	KES	475,864,837	Standard Chartered Bank	3/21/25	—	(258,241)
EGP	2,859,077,953	USD	52,346,808	Goldman Sachs International	3/25/25	1,821,993	—
EGP	357,517,247	USD	6,572,008	Goldman Sachs International	3/26/25	199,343	—
EGP	1,034,713,000	USD	18,968,158	Bank of America, N.A.	3/27/25	622,701	—
EGP	53,780,069	USD	1,004,867	Standard Chartered Bank	4/3/25	11,013	—
USD	4,758,696	KES	693,580,000	Standard Chartered Bank	4/4/25	—	(221,565)
UZS	19,573,694,237	USD	1,378,429	JPMorgan Chase Bank, N.A.	4/4/25	47,773	—
UZS	9,422,051,685	USD	665,869	JPMorgan Chase Bank, N.A.	4/4/25	20,652	—
EGP	507,174,446	USD	9,444,589	Goldman Sachs International	4/8/25	119,794	—
EGP	94,320,192	USD	1,773,936	HSBC Bank USA, N.A.	4/8/25	4,770	—
TRY	261,370,000	USD	5,694,381	Standard Chartered Bank	4/8/25	386,109	—
TRY	234,960,000	USD	5,124,578	Standard Chartered Bank	4/8/25	341,512	—
USD	2,774,809	KES	405,122,112	Standard Chartered Bank	4/9/25	—	(130,028)
UZS	17,433,106,209	USD	1,217,396	Standard Chartered Bank	4/15/25	47,469	—
USD	2,774,809	KES	404,705,891	Standard Chartered Bank	4/16/25	—	(121,261)
UZS	100,794,050,000	USD	7,075,749	ICBC Standard Bank plc	4/17/25	231,783	—
USD	1,131,469	KES	174,812,031	Standard Chartered Bank	5/5/25	—	(113,390)
USD	1,131,469	KES	174,812,032	Standard Chartered Bank	5/5/25	—	(113,390)
UZS	16,952,224,000	USD	1,181,957	JPMorgan Chase Bank, N.A.	6/9/25	24,399	—
USD	7,657,092	BHD	2,927,000	Standard Chartered Bank	6/13/25	—	(76,391)

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	35,111,769	BHD	13,422,878	Standard Chartered Bank	6/18/25	$ —	$ (351,582)
USD	11,380,379	SAR	42,945,000	Standard Chartered Bank	6/18/25	—	(44,354)
UZS	28,327,715,000	USD	1,978,883	Standard Chartered Bank	6/23/25	26,963	—
UZS	54,515,157,000	USD	3,829,656	ICBC Standard Bank plc	6/26/25	26,381	—
UZS	43,221,434,000	USD	3,028,832	ICBC Standard Bank plc	6/27/25	27,280	—
UZS	43,433,385,275	USD	3,028,827	ICBC Standard Bank plc	6/30/25	39,010	—
UZS	109,007,336,242	USD	7,659,313	ICBC Standard Bank plc	7/1/25	37,496	—
EGP	233,095,228	USD	4,257,447	HSBC Bank USA, N.A.	7/8/25	4,071	—
EGP	54,031,586	USD	994,141	Standard Chartered Bank	7/10/25	—	(6,992)
UZS	32,684,590,000	USD	2,281,647	Deutsche Bank AG	7/10/25	18,827	—
EGP	267,430,000	USD	4,854,420	Citibank, N.A.	7/29/25	109	—
UZS	192,939,772,793	USD	12,585,765	Deutsche Bank AG	1/20/26	124,056	—
UZS	41,580,552,833	USD	2,711,657	Deutsche Bank AG	1/20/26	27,443	—
UZS	53,922,250,000	USD	3,359,642	Standard Chartered Bank	3/25/26	118,933	—
						$50,425,613	$(29,176,907)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
LME Copper	118	Long	9/16/24	$ 27,081,915	$ (4,372,197)
LME Copper	(118)	Short	9/16/24	27,081,915	2,427,612
Equity Futures
FTSE Taiwan Index	234	Long	8/29/24	17,739,183	431,753
Nikkei 225 Index	179	Long	9/12/24	34,636,501	(522,154)
Euro Stoxx 50 Index	(891)	Short	9/20/24	(47,236,883)	516,214
S&P/TSX 60 Index	(301)	Short	9/19/24	(60,402,752)	(2,282,122)
Interest Rate Futures
U.S. 5-Year Treasury Note	418	Long	9/30/24	45,098,281	341,751
U.S. 10-Year Treasury Note	546	Long	9/19/24	61,049,625	35,182
Euro-Bobl	(227)	Short	9/6/24	(28,868,767)	(543,109)
Euro-BTP	(544)	Short	9/6/24	(70,036,980)	(1,677,932)
Euro-Bund	(939)	Short	9/6/24	(135,900,794)	(4,090,842)
Euro-Buxl	(43)	Short	9/6/24	(6,270,361)	(340,942)
Euro-Schatz	(188)	Short	9/6/24	(21,582,336)	(181,229)
Japan 10-Year Bond	(125)	Short	9/12/24	(119,088,148)	149,090
U.S. 2-Year Treasury Note	(7)	Short	9/30/24	(1,437,571)	(12,353)
U.S. Long Treasury Bond	(394)	Short	9/19/24	(47,587,813)	(1,385,070)
U.S. Ultra 10-Year Treasury Note	(115)	Short	9/19/24	(13,291,484)	(379,287)

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures (continued)
U.S. Ultra-Long Treasury Bond	(522)	Short	9/19/24	$ (66,799,688)	$ (1,849,835)
					$(13,735,470)
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	11,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 1,123,675
EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	1,114,938
EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	1,114,938
EUR	11,410	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	1,266,568
EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,209,744)
EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,214,140)
EUR	11,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,220,842)
EUR	11,410	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(1,497,278)
EUR	4,350	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.10% (pays upon termination)	3/12/50	(1,956,768)
EUR	7,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	643,267
USD	51,550	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(1,414,823)
USD	18,160	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(521,767)
USD	34,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	729,303
USD	17,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	360,667
USD	18,140	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	541,327
USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	429,892

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
USD	10,710	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	$ 170,919
							$(1,539,868)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	11,010,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.00% (pays semi-annually)	6/22/33	$ 169,766	$ —	$ 169,766
CLP	12,557,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.20% (pays semi-annually)	6/22/33	(5,001)	—	(5,001)
CLP	6,085,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.22% (pays semi-annually)	12/20/33	2,506	—	2,506
CLP	15,037,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.94% (pays semi-annually)	6/21/34	399,357	—	399,357
CLP	10,270,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.94% (pays semi-annually)	6/21/34	268,452	—	268,452
CLP	4,971,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.06% (pays semi-annually)	6/21/34	82,045	—	82,045
CLP	12,325,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.07% (pays semi-annually)	6/21/34	187,933	—	187,933
CLP	6,705,037	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.08% (pays semi-annually)	6/21/34	96,622	—	96,622
CLP	12,326,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.09% (pays semi-annually)	6/21/34	167,295	—	167,295
CLP	6,161,963	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.12% (pays semi-annually)	6/21/34	68,146	—	68,146
CZK	753,484	Pays	6-month CZK PRIBOR (pays semi-annually)	4.12% (pays annually)	12/20/33	2,489,356	—	2,489,356
CZK	642,816	Pays	6-month CZK PRIBOR (pays semi-annually)	4.15% (pays annually)	12/20/33	2,213,638	—	2,213,638
CZK	325,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.41% (pays annually)	3/20/34	(109,456)	—	(109,456)
CZK	650,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.43% (pays annually)	3/20/34	(174,465)	—	(174,465)
CZK	325,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.45% (pays annually)	3/20/34	(56,520)	—	(56,520)

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CZK	325,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.47% (pays annually)	3/20/34	$ (43,348)	$ —	$ (43,348)
CZK	311,610	Pays	6-month CZK PRIBOR (pays semi-annually)	4.12% (pays annually)	6/19/34	780,596	—	780,596
CZK	109,980	Pays	6-month CZK PRIBOR (pays semi-annually)	4.27% (pays annually)	6/19/34	337,169	—	337,169
EUR	2,800	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	3,608	(44)	3,564
EUR	5,444	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	199,875	—	199,875
EUR	1,800	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	82,712	—	82,712
EUR	2,719	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	99,306	—	99,306
EUR	600	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	42,425	—	42,425
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	90,631	—	90,631
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	79,155	—	79,155
EUR	2,700	Receives	1-day Euro Short-Term Rate (pays annually)	0.83% (pays annually)	3/17/52	961,292	(1,497)	959,795
EUR	2,702	Receives	1-day Euro Short-Term Rate (pays annually)	0.86% (pays annually)	3/18/52	942,244	643	942,887
EUR	3,019	Receives	1-day Euro Short-Term Rate (pays annually)	0.87% (pays annually)	3/18/52	1,043,658	(106)	1,043,552
EUR	970	Receives	1-day Euro Short-Term Rate (pays annually)	1.29% (pays annually)	4/20/52	242,368	33	242,401
GBP	15,312	Pays	1-day Sterling Overnight Index Average (pays annually)	4.56% (pays annually)	10/2/28	437,634	—	437,634
GBP	12,044	Pays	1-day Sterling Overnight Index Average (pays annually)	3.61% (pays annually)	12/20/28	(273,210)	—	(273,210)
GBP	12,044	Pays	1-day Sterling Overnight Index Average (pays annually)	3.64% (pays annually)	12/20/28	(252,144)	—	(252,144)
GBP	12,044	Pays	1-day Sterling Overnight Index Average (pays annually)	3.69% (pays annually)	12/20/28	(216,778)	—	(216,778)
GBP	12,269	Pays	1-day Sterling Overnight Index Average (pays annually)	3.72% (pays annually)	12/20/28	(202,686)	—	(202,686)
GBP	15,232	Pays	1-day Sterling Overnight Index Average (pays annually)	4.27% (pays annually)	12/20/28	244,800	—	244,800
GBP	15,218	Pays	1-day Sterling Overnight Index Average (pays annually)	4.28% (pays annually)	12/20/28	253,470	—	253,470

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
GBP	30,192	Pays	1-day Sterling Overnight Index Average (pays annually)	4.39% (pays annually)	12/20/28	$ 698,300	$ —	$ 698,300
GBP	15,096	Pays	1-day Sterling Overnight Index Average (pays annually)	4.59% (pays annually)	12/20/28	522,780	—	522,780
GBP	17,726	Pays	1-day Sterling Overnight Index Average (pays annually)	3.73% (pays annually)	3/20/29	(175,347)	—	(175,347)
GBP	17,726	Pays	1-day Sterling Overnight Index Average (pays annually)	3.76% (pays annually)	3/20/29	(149,177)	—	(149,177)
GBP	17,933	Pays	1-day Sterling Overnight Index Average (pays annually)	3.76% (pays annually)	3/20/29	(149,361)	—	(149,361)
GBP	17,726	Pays	1-day Sterling Overnight Index Average (pays annually)	3.77% (pays annually)	3/20/29	(136,832)	—	(136,832)
GBP	17,799	Pays	1-day Sterling Overnight Index Average (pays annually)	3.83% (pays annually)	3/20/29	(75,350)	—	(75,350)
GBP	8,919	Pays	1-day Sterling Overnight Index Average (pays annually)	4.03% (pays annually)	6/20/29	119,908	—	119,908
GBP	8,919	Pays	1-day Sterling Overnight Index Average (pays annually)	4.05% (pays annually)	6/20/29	131,515	—	131,515
GBP	9,262	Pays	1-day Sterling Overnight Index Average (pays annually)	4.13% (pays annually)	6/20/29	176,156	—	176,156
GBP	9,031	Pays	1-day Sterling Overnight Index Average (pays annually)	4.14% (pays annually)	6/20/29	180,487	—	180,487
INR	4,859,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.53% (pays semi-annually)	9/18/26	224,879	—	224,879
INR	4,860,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.55% (pays semi-annually)	9/18/26	245,087	—	245,087
INR	2,429,400	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.57% (pays semi-annually)	9/18/26	131,006	—	131,006
INR	2,429,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.59% (pays semi-annually)	9/18/26	142,394	—	142,394
INR	2,430,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.61% (pays semi-annually)	9/18/26	151,743	—	151,743
INR	2,430,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.61% (pays semi-annually)	9/18/26	154,399	—	154,399
INR	1,804,100	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.62% (pays semi-annually)	9/18/26	116,599	—	116,599
INR	2,429,400	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.64% (pays semi-annually)	9/18/26	171,346	—	171,346
INR	2,429,400	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.66% (pays semi-annually)	9/18/26	180,898	—	180,898
JPY	4,349,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.32% (pays annually)	12/1/27	239,298	—	239,298

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
JPY	3,184,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.41% (pays annually)	9/20/28	$ 158,754	$ —	$ 158,754
JPY	6,296,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.57% (pays annually)	6/19/29	259,519	—	259,519
JPY	6,992,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.82% (pays annually)	9/20/33	219,365	—	219,365
JPY	966,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.86% (pays annually)	9/20/33	2,824	—	2,824
JPY	3,335,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.95% (pays annually)	3/21/34	(4,418)	—	(4,418)
JPY	3,579,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.05% (pays annually)	6/19/34	(146,139)	—	(146,139)
JPY	2,134,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.55% (pays annually)	6/19/54	340,931	—	340,931
KRW	4,881,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.29% (pays quarterly)	9/20/33	95,051	—	95,051
KRW	3,543,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	72,203	—	72,203
KRW	887,765	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	18,360	—	18,360
KRW	4,723,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	9/20/33	103,947	—	103,947
KRW	4,723,600	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.34% (pays quarterly)	9/20/33	106,241	—	106,241
KRW	7,533,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	9/20/33	197,845	—	197,845
KRW	7,690,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.52% (pays quarterly)	9/20/33	255,346	—	255,346
KRW	7,156,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	254,243	—	254,243
KRW	7,250,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.59% (pays quarterly)	9/20/33	272,461	—	272,461
KRW	41,154,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.02% (pays quarterly)	9/18/34	162,503	—	162,503
KRW	44,867,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.02% (pays quarterly)	9/18/34	177,164	—	177,164

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	43,204,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.03% (pays quarterly)	9/18/34	$ 198,385	$ —	$ 198,385
KRW	16,045,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.05% (pays quarterly)	9/18/34	92,253	—	92,253
TWD	339,300	Receives	3-month TWD TAIBOR (pays quarterly)	1.26% (pays quarterly)	3/20/29	248,892	—	248,892
TWD	451,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.27% (pays quarterly)	3/20/29	321,468	—	321,468
TWD	458,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.32% (pays quarterly)	3/20/29	294,395	—	294,395
TWD	1,079,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.33% (pays quarterly)	3/20/29	674,509	—	674,509
TWD	372,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.35% (pays quarterly)	3/20/29	223,227	—	223,227
TWD	1,486,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.36% (pays quarterly)	3/20/29	871,356	—	871,356
TWD	451,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.37% (pays quarterly)	3/20/29	258,074	—	258,074
TWD	451,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.38% (pays quarterly)	3/20/29	254,905	—	254,905
TWD	2,187,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.64% (pays quarterly)	6/19/29	479,037	—	479,037
TWD	829,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.95% (pays quarterly)	6/19/29	(207,147)	—	(207,147)
TWD	1,467,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.90% (pays quarterly)	9/18/29	(204,764)	—	(204,764)
TWD	1,514,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.90% (pays quarterly)	9/18/29	(228,030)	—	(228,030)
USD	4,470	Receives	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	322,572	2,513	325,085
USD	5,458	Pays	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	(393,870)	(2,894)	(396,764)
USD	55,000	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	(137,007)	—	(137,007)
USD	55,000	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	(134,423)	—	(134,423)
USD	11,800	Pays	SOFR (pays annually)	4.05% (pays annually)	9/20/28	22,915	—	22,915
USD	11,800	Pays	SOFR (pays annually)	4.06% (pays annually)	9/20/28	24,295	—	24,295
USD	1,908	Receives	SOFR (pays annually)	1.94% (pays annually)	3/17/32	236,728	87	236,815
ZAR	252,605	Pays	3-month ZAR JIBAR (pays quarterly)	9.12% (pays quarterly)	9/18/34	319,256	—	319,256
ZAR	252,605	Pays	3-month ZAR JIBAR (pays quarterly)	9.12% (pays quarterly)	9/18/34	319,256	—	319,256
ZAR	252,605	Pays	3-month ZAR JIBAR (pays quarterly)	9.13% (pays quarterly)	9/18/34	323,909	—	323,909
ZAR	383,196	Pays	3-month ZAR JIBAR (pays quarterly)	9.14% (pays quarterly)	9/18/34	505,485	—	505,485

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
ZAR	472,286	Pays	3-month ZAR JIBAR (pays quarterly)	9.30% (pays quarterly)	9/18/34	$ 901,421	$ —	$ 901,421
ZAR	220,618	Pays	3-month ZAR JIBAR (pays quarterly)	9.46% (pays quarterly)	9/18/34	555,200	—	555,200
ZAR	301,626	Pays	3-month ZAR JIBAR (pays quarterly)	9.52% (pays quarterly)	9/18/34	820,182	—	820,182
ZAR	730,366	Pays	3-month ZAR JIBAR (pays quarterly)	9.55% (pays quarterly)	9/18/34	2,068,894	—	2,068,894
ZAR	183,130	Pays	3-month ZAR JIBAR (pays quarterly)	9.59% (pays quarterly)	9/18/34	548,572	—	548,572
ZAR	366,260	Pays	3-month ZAR JIBAR (pays quarterly)	9.60% (pays quarterly)	9/18/34	1,110,639	—	1,110,639
Total						$26,789,963	$(1,265)	$26,788,698
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	MYR	86,300	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	3/20/29	$(122,797)
JPMorgan Chase Bank, N.A.	MYR	146,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.65% (pays quarterly)	3/20/29	(231,735)
Standard Chartered Bank	MYR	195,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	3/20/29	(303,854)
Total							$(658,386)
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Egypt	$8,778	1.00% (pays quarterly)(1)	6.12%	12/20/28	$(1,569,676)	$2,341,582	$771,906
Total	$8,778				$(1,569,676)	$2,341,582	$771,906

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Austria	$12,213	1.00% (pays quarterly)(1)	6/20/29	$ (487,869)	$ 448,789	$ (39,080)
Finland	12,801	0.25% (pays quarterly)(1)	6/20/29	(37,784)	14,048	(23,736)
France	11,020	0.25% (pays quarterly)(1)	6/20/29	21,206	(2,416)	18,790
Germany	60,444	0.25% (pays quarterly)(1)	6/20/29	(442,974)	333,070	(109,904)
Hungary	13,438	1.00% (pays quarterly)(1)	6/20/29	95,462	(227,199)	(131,737)
Malaysia	383,450	1.00% (pays quarterly)(1)	6/20/29	(10,114,008)	9,551,631	(562,377)
Philippines	182,300	1.00% (pays quarterly)(1)	6/20/29	(2,979,841)	2,564,803	(415,038)
Poland	61,949	1.00% (pays quarterly)(1)	6/20/29	(965,840)	733,670	(232,170)
Qatar	20,242	1.00% (pays quarterly)(1)	6/20/29	(574,461)	530,978	(43,483)
Romania	13,120	1.00% (pays quarterly)(1)	6/20/29	222,664	(346,690)	(124,026)
Saudi Arabia	132,151	1.00% (pays quarterly)(1)	6/20/29	(2,674,824)	2,681,585	6,761
South Africa	579,860	1.00% (pays quarterly)(1)	6/20/29	23,033,618	(36,974,083)	(13,940,465)
South Africa	9,464	1.00% (pays quarterly)(1)	6/20/31	817,664	(993,677)	(176,013)
Sweden	28,185	0.25% (pays quarterly)(1)	6/20/29	(183,729)	117,885	(65,844)
Turkey	61,499	1.00% (pays quarterly)(1)	6/20/29	4,129,066	(5,516,918)	(1,387,852)
United Kingdom	59,267	1.00% (pays quarterly)(1)	6/20/29	(2,106,626)	1,801,965	(304,661)
Total				$7,751,724	$(25,282,559)	$(17,530,835)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Benin	Barclays Bank PLC	$ 1,100	1.00% (pays quarterly)(1)	2.67%	6/20/27	$ (47,185)	$ 87,597	$ 40,412
Benin	Barclays Bank PLC	1,100	1.00% (pays quarterly)(1)	2.67	6/20/27	(47,185)	85,652	38,467
Indonesia	Bank of America, N.A.	57,100	1.00% (pays quarterly)(1)	0.75	6/20/29	700,555	(701,278)	(723)
Indonesia	Barclays Bank PLC	45,000	1.00% (pays quarterly)(1)	0.75	6/20/29	552,239	(441,619)	110,620

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Indonesia	BNP Paribas	$ 22,000	1.00% (pays quarterly)(1)	0.75%	6/20/29	$ 270,269	$ (223,148)	$ 47,121
Indonesia	Deutsche Bank AG	23,000	1.00% (pays quarterly)(1)	0.75	6/20/29	282,554	(215,448)	67,106
Indonesia	Goldman Sachs International	19,000	1.00% (pays quarterly)(1)	0.75	6/20/29	233,414	(177,979)	55,435
Indonesia	JPMorgan Chase Bank, N.A.	18,000	1.00% (pays quarterly)(1)	0.75	6/20/29	221,129	(172,479)	48,650
Ivory Coast	Barclays Bank PLC	14,668	1.00% (pays quarterly)(1)	1.71	6/20/25	(73,164)	226,733	153,569
Ivory Coast	Barclays Bank PLC	18,000	1.00% (pays quarterly)(1)	1.71	6/20/25	(89,784)	238,555	148,771
Ivory Coast	Barclays Bank PLC	6,486	1.00% (pays quarterly)(1)	2.84	6/20/27	(305,070)	485,342	180,272
Ivory Coast	Deutsche Bank AG	15,100	1.00% (pays quarterly)(1)	2.84	6/20/27	(710,230)	1,131,747	421,517
Ivory Coast	Deutsche Bank AG	16,821	1.00% (pays quarterly)(1)	2.84	6/20/27	(791,179)	1,259,240	468,061
Petroleos Mexicanos	Bank of America, N.A.	63,175	1.00% (pays quarterly)(1)	1.96	3/20/25	(303,487)	667,001	363,514
Petroleos Mexicanos	Citibank, N.A.	11,278	1.00% (pays quarterly)(1)	1.60	12/20/24	(12,760)	26,328	13,568
Vietnam	Bank of America, N.A.	5,000	1.00% (pays quarterly)(1)	1.11	6/20/29	(18,275)	39,928	21,653
Vietnam	BNP Paribas	7,000	1.00% (pays quarterly)(1)	1.11	6/20/29	(25,585)	61,796	36,211
Vietnam	Goldman Sachs International	9,500	1.00% (pays quarterly)(1)	1.11	6/20/29	(34,776)	80,041	45,265
Vietnam	Goldman Sachs International	7,500	1.00% (pays quarterly)(1)	1.18	6/20/29	(43,428)	63,083	19,655
Total		$360,828				$(241,948)	$2,521,092	$2,279,144

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July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Czech Republic	JPMorgan Chase Bank, N.A.	$12,840	1.00% (pays quarterly)(1)	6/20/29	$ (412,157)	$ 400,054	$ (12,103)
Dubai	Barclays Bank PLC	6,348	1.00% (pays quarterly)(1)	12/20/24	(27,426)	(8,146)	(35,572)
Dubai	Barclays Bank PLC	9,572	1.00% (pays quarterly)(1)	12/20/24	(41,355)	(12,293)	(53,648)
Saudi Arabia	Barclays Bank PLC	25,486	1.00% (pays quarterly)(1)	6/20/31	(470,758)	(323,275)	(794,033)
Saudi Arabia	Goldman Sachs International	57,200	1.00% (pays quarterly)(1)	6/20/34	(718,083)	712,847	(5,236)
Total					$(1,669,779)	$769,187	$(900,592)
*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2024, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $369,606,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	USD	217,500	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	8/26/24	$ 246,715
Citibank, N.A.	USD	82,400	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	8/19/24	339,586
Citibank, N.A.	USD	25,000	Excess Return on Citi Commodities F6 vs F0 Carry Index (pays upon termination)	Excess Return on Citi Commodities Index + 0.20% (pays upon termination)	8/15/24	179,025
Citibank, N.A.	USD	61,519	Total Return on EGP 2,909,472,488 Egypt Treasury Bills, 0.00%, 12/17/24 (pays upon termination)	SOFR + 0.70% on Notional Amount (pays upon termination)	12/17/24	2,597,431
Citibank, N.A.	USD	31,532	Total Return on PEN 119,059,098 Government of Peru, 7.27%, 8/12/24 (pays upon termination)	SOFR + 1.10% on Notional Amount (pays upon termination)	8/12/24	265,202

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	USD	53,614	Total Return on PEN 202,436,941 Government of Peru, 5.87%, 8/12/24 (pays upon termination)	SOFR + 1.10% on Notional Amount (pays upon termination)	8/12/24	$1,144,418
Goldman Sachs International	USD	53,966	Total Return on PEN 201,995,210 Government of Peru, 5.94%, 8/8/24 (pays upon termination)	SOFR + 1.10% on Notional Amount (pays upon termination)	8/8/24	487,524
						$5,259,901
Abbreviations:
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
FTSE	– Financial Times Stock Exchange
GDP	– Gross Domestic Product
HICP	– Harmonised Indices of Consumer Prices
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate

LME	– London Metal Exchange
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TAIBOR	– Taipei Interbank Offered Rate
TLREF	– Turkish Lira Overnight Reference Rate

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen

KES	– Kenyan Shilling
KRW	– South Korean Won
KZT	– Kazakhstani Tenge
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PKR	– Pakistan Rupee
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RSD	– Serbian Dinar
SAR	– Saudi Riyal
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
UAH	– Ukrainian Hryvnia
USD	– United States Dollar

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July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

UYU	– Uruguayan Peso
UZS	– Uzbekistani Som

ZAR	– South African Rand
ZMW	– Zambian Kwacha

Basis for Consolidation
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2024 were $22,709,603 or 0.8% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: During the fiscal year to date ended July 31, 2024, the Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: During the fiscal year to date ended July 31, 2024, the Portfolio entered into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
At July 31, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of July 31, 2024 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)		Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	7/1/24	On Demand (1)	5.65%	USD	51,953,107	$52,197,719
JPMorgan Chase Bank, N.A.	5/15/24	On Demand (1)	5.55	NZD	44,945,050	45,475,771
JPMorgan Chase Bank, N.A.	7/2/24	On Demand (1)	5.98	USD	10,874,681	10,927,066
MUFG Securities Americas, Inc.	7/25/24	On Demand (1)	5.55	USD	90,530,759	90,628,456
Nomura International PLC	7/1/24	On Demand (1)	5.85	USD	10,810,278	10,862,979
Total						$210,091,991
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At July 31, 2024, the remaining contractual maturity of all open reverse repurchase agreements was overnight and continuous. At July 31, 2024, the underlying collateral for all open reverse repurchase agreements was comprised of U.S. Government Agency Collateralized Mortgage Obligations and Sovereign Government Bonds having an aggregate market value of $227,918,754.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2024. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2024.

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Restricted Securities
At July 31, 2024, the Portfolio owned the following securities (representing 0.9% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Insurance Linked Securities
Mt. Logan Re Ltd., Series A-1	12/30/20	8,600	$ 8,600,000	$12,768,639
PartnerRe ILS Fund SAC Ltd.	1/2/24	13,000	13,000,000	13,842,400
Sussex Capital Ltd., Designated Investment Series 14	1/24/22	1,114	1,107,140	0
Sussex Capital Ltd., Designated Investment Series 14	11/30/22	1,081	1,080,115	0
Sussex Capital Ltd., Series 14, Preference Shares	6/1/21	150	105,936	495,586
Total Restricted Securities			$23,893,191	$27,106,625
Affiliated Investments
At July 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $127,820,392, which represents 4.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$230,125,366	$1,728,189,784	$(1,830,494,758)	$ —	$ —	$127,820,392	$5,068,133	127,820,392
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 145,761,897	$ —	$ 145,761,897
Common Stocks	—	236,740,886*	448,964	237,189,850
Convertible Bonds	—	4,598,004	—	4,598,004
Foreign Corporate Bonds	—	141,311,399	0	141,311,399

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Insurance Linked Securities	$ —	$ —	$53,827,289	$ 53,827,289
Loan Participation Notes	—	—	39,039,298	39,039,298
Senior Floating-Rate Loans	—	30,024,389	—	30,024,389
Sovereign Government Bonds	—	1,517,995,068	—	1,517,995,068
Sovereign Loans	—	113,983,686	—	113,983,686
U.S. Government Guaranteed Small Business Administration Loans	—	5,426,838	—	5,426,838
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	127,820,392	—	—	127,820,392
Repurchase Agreements	—	39,101,154	—	39,101,154
Sovereign Government Securities	—	185,167,364	—	185,167,364
U.S. Treasury Obligations	—	106,279,352	—	106,279,352
Purchased Currency Options	—	553,322	—	553,322
Purchased Call Options	971,760	—	—	971,760
Total Investments	$ 128,792,152	$2,526,943,359	$93,315,551	$2,749,051,062
Forward Foreign Currency Exchange Contracts	$ —	$ 53,418,968	$ —	$ 53,418,968
Futures Contracts	2,953,635	947,967	—	3,901,602
Swap Contracts	—	73,600,671	—	73,600,671
Total	$ 131,745,787	$2,654,910,965	$93,315,551	$2,879,972,303
Liability Description
Securities Sold Short	$(111,520,237)	$ (94,378,604)	$ —	$ (205,898,841)
Forward Foreign Currency Exchange Contracts	—	(39,046,352)	—	(39,046,352)
Futures Contracts	(17,637,072)	—	—	(17,637,072)
Swap Contracts	—	(39,478,740)	—	(39,478,740)
Total	$(129,157,309)	$ (172,903,696)	$ —	$ (302,061,005)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Foreign Corporate Bonds	Insurance Linked Securities	Loan Participation Notes	Senior Floating-Rate Loans	Miscellaneous	Total
Balance as of October 31, 2023	$818,174	$0	$20,158,090	$50,529,862	$397,208	$0	$71,903,334
Realized gains (losses)	—	—	3,808,173	(3,155,731)	13,429	399,005	1,064,876
Change in net unrealized appreciation (depreciation)	(369,210)	—	1,575,623	3,505,704	679,717	—	5,391,834
Cost of purchases	—	—	38,000,000	—	—	—	38,000,000
Proceeds from sales, including return of capital	—	—	(9,714,597)	(12,532,086)	(1,120,498)	(399,005)	(23,766,186)
Accrued discount (premium)	—	—	—	691,549	30,144	—	721,693
Transfers to Level 3	—	—	—	—	—	—	—

Global Macro Absolute Return Advantage Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

	Common Stocks	Foreign Corporate Bonds	Insurance Linked Securities	Loan Participation Notes	Senior Floating-Rate Loans	Miscellaneous	Total
Transfers from Level 3	—	—	—	—	—	—	—
Balance as of July 31, 2024	$ 448,964	$0	$53,827,289	$ 39,039,298	$ —	$ 0	$ 93,315,551
Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2024	$(369,210)	$ —	$ 4,198,094	$ 1,752,244	$ —	$ —	$ 5,581,128
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of July 31, 2024:
Type of Investment	Fair Value as of July 31, 2024	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Common Stocks	$448,964	Market Approach	Discount Rate	30%	Decrease
Foreign Corporate Bonds	0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Insurance Linked Securities***	39,106,625	Adjusted Net Asset Value	Adjustment to Net Asset Value	N/A	Increase
Loan Participation Notes	39,039,298	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	5.25% - 6.24%**	Decrease
Miscellaneous	0	Estimated Value	Estimated Recovery Value Percentage	0%	Increase
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 5.92% based on relative principal amounts.
***	The Portfolio’s investments in Reinsurance Sidecars of $14,720,664 were primarily valued on the basis of broker quotations.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semi-annual or annual report to shareholders.